[FUNDS IV TRUST LOGO]

                                                               February 23, 1996

Dear Shareholder:

     On behalf of everyone at FUNDS IV Trust, we are pleased to send you this semi-annual report on the financial condition of the FUNDS IV Trust for the six months ended December 31, 1995. Included are investment summaries and detailed financial information for the FUNDS IV Funds and each portfolio of investments. An overview of economic factors has been included to assist in your financial investments.

ECONOMIC REVIEW AND MARKET OUTLOOK

STOCK AND BOND MARKETS SURGE IN 1995

     Modest economic growth and contained inflationary pressures encouraged investors to buy both stocks and bonds during the second half of 1995. Bond prices were pushed higher as long-term Treasury yields fell below 6.0%. The rally in bonds was further fueled by the Federal Reserve Board's action of cutting the Fed funds rate 25 basis points to a target of 5.5%. The bond market also benefited from investor optimism that Congress and the president would come to an agreement that would eventually balance the budget and reduce the federal deficit.

     The bond market rally helped fuel a strong equity market as well. The drop in rates not only helped to directly boost profits for a host of financial and utility issues, but also increased the price investors were willing to pay for the future earnings of stocks in general. This had an especially powerful impact on selected stocks whose future cash flows were deemed to be most predictable.

BUDGET ACCORD COULD MEAN LOWER INTEREST RATES IN 1996

     We are cautiously constructive on the bond market going into 1996. However, counting on another drop in long-term interest rates like that seen in the second half of 1995 is not recommended. However, short-term rates (the so-called "front-end" of the yield curve) could play catch-up in 1996. Though we believe the economy will continue to experience slow growth and low inflation during 1996, we think the market will need another catalyst to move rates lower. The direction of interest rates for 1996 will be largely dependent on the fiscal policy agreed upon by Congress and the president. If an agreement can be reached that will result in a viable budget that contains provisions for balancing the budget over a reasonable time and reducing the massive federal deficit, interest rates should move lower. However, if an agreement is not reached over the near term, we may experience a sharp drop in bond prices resulting in higher interest rates.

     While earnings growth in 1996 is not forecast to match the robust gains seen in 1995, a high single-digit percentage year-to-year profit increase would be supportive of additional gains in stocks. Despite 1995's market surge and the more subdued 1996 profit outlook, most stocks still have valuations that seem reasonable in the context of today's low interest-rate environment.

     Finally, three sources of demand may help stocks in 1996: 1) continued inflow into stock mutual funds from individuals whose stock exposure is still well below historical extremes; 2) continued merger and buyback activity on the heels of 1995 when $400 billion in stock effectively left the market;

and 3) a resurgence in demand from underinvested foreigners, likely to be emboldened by a further rise in the U.S. dollar.

     A cautionary word about fixed income return expectations for 1996:

     It is very unlikely and we do not anticipate that fixed income market returns in 1996 will match or even approach the double-digit total returns generated in 1995 given the current low level of interest rates. We would anticipate, even in a somewhat favorable economic and market environment, that fixed income returns in 1996 are likely to equal coupon return plus one or two percent price appreciation.

     A cautionary word about equity return expectations for 1996:

     It is not likely, nor do we expect to see equity market index returns in 1996 that match or even approach those generated by the Standard & Poor 500 Stock Index in 1995. The 37.5% return in 1995 was the best showing for the S&P 500 in 37 years and was exceptional by any measure. We believe, if 1996 proves to be a positive market environment for stocks, that the annual return on equities is likely to approximate the normalized long-term annual return rate for large company stocks, as reported by Ibbottson Associates, of 10.2%.

CASH RESERVE MONEY MARKET FUND

     For the six months ended December 31, 1995, the Service Class of The FUNDS IV Cash Reserve Money Market Fund ranked 59 out of 136 Institutional Money Funds as reported by Lipper Analytical Services with an annualized total return of 5.77%.

     On July 6, 1995 in response to waning inflation, the Federal Reserve lowered interest rates by 25 basis points. The Fund achieved its healthy performance during this environment of falling interest rates by investing in longer-term fixed rate obligations and maintaining a longer average maturity. On July 6, 1995 the Fund's weighted average maturity was 73 days.

     During the end of the fourth quarter, the economy began to show signs of a slowdown. In order to simulate the economy, on December 19, 1995, the Federal Reserve lowered interest rates by 25 basis points. The Fund was well positioned for this additional rate cut, as the portfolio strategy included maintaining a longer weighted average maturity. On December 19, 1995, the Fund's weighted average maturity was 76 days. And on December 31, 1995 it was 71 days.

     The Fund's above average performance can be attributed primarily to investing in longer-term obligations (such as six month commercial paper and bankers' acceptances) during this period of compelling economic fundamentals of slower growth and low inflation.

     We believe your Fund is well positioned to continue to achieve above average performance results for 1996.

     Michael W. Fields C.I.U.--Fixed Income AMR Investment Services, Inc.

SHORT-TERM TREASURY INCOME FUND

     The FUNDS IV Short-Term Treasury Income Fund's objective is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal.

     The Fund is invested exclusively in short-term U.S. Treasury securities, and U.S. Treasury backed money market reserves. The weighted average maturity of the Fund will generally range between two and three years, depending upon the returns generated by the short-term U.S. Treasury securities. For the six-month period ended December 31, 1995, the Fund generated a total return to investors of 4.3%, and ended the period with a weighted average maturity of 2.9 years. During the last six months of 1995, the yield on three-year U.S. Treasury Notes rose to a high of 6.2% in August, before ending the year at the low of 5.25%. The duration of the Fund (a key measure of the price sensitivity of a portfolio of fixed-income securities) ranged from a defensively positioned low of 101% of the index duration in August when interest rates were rising, to a high of 121% of the index duration in October when interest rates continued their downward trend. The Fund ended the year 1995 with a duration of 110% of the index. Our proprietary Bond Risk Modes score is used to guide changes in overall Fund strategy and duration relative to the benchmark index. For the six-month period ended December 31, 1995, the Fund performance trailed slightly the Lehman Mutual Fund Short (1-5) year U.S. Treasury Index by approximately 20 basis points after all fees and expenses.

     The portfolio manager for The Short-Term Treasury Income Fund is Ms. Janet
L. Mullen.

INTERMEDIATE BOND INCOME FUND

     The FUNDS IV Intermediate Bond Income Fund's objective is to provide investors with a high level of current income as is consistent with managing for total return by investing in a portfolio of intermediate maturity government and investment grade corporate securities.

     The Intermediate Bond Income Fund produced a total return of 5.02% for the six months July 1, 1995 to December 31, 1995. The principal factor impacting Fund performance during the period was changes in the levels of interest rates. During the first half of the fiscal year, the Net Asset Value (NAV) per share rose as bond prices moved higher in response to falling interest rates. Holdings within the Fund generally performed well although Fund performance modestly trailed the 5.23% return of its benchmark index, the Lehman Intermediate Government/Corporate Bond Index. The Fund's solid performance is attributed to its relatively longer duration and maturity structure during a period of declining interest rates.

     At December 31, 1995, the Fund had approximately 96% of its net assets invested in U.S. Government obligations and corporate securities rated "A" or higher by Moody's Investor Services, Inc. and/or Standard and Poor's Corporation.

     On December 31, 1995 the average maturity of the portfolio was 6.1 years and the average portfolio quality rating at the end of the period was "AAA".

     The portfolio manager for The Intermediate Bond Income Fund is Mr. Brad D. Eppard.

BOND INCOME FUND

     The FUNDS IV Bond Income Fund's objective is to provide investors with as high a level of current income as is consistent with managing for total return by investing in fixed income securities comprised primarily of Treasuries and investment grade corporate bonds. The major difference between the FUNDS IV Bond Income Fund and the FUNDS IV Intermediate Bond Income Fund is the Bond Income Fund's higher exposure to bonds with maturities longer than 10 years.

     The Bond Income Fund produced a total return net of expenses of 6.80% for the six months July 1, 1995 to December 31, 1995, performing well versus its benchmark index, the Lehman Government/Corporate Bond Index which returned 6.66% for the same period. The Fund is managed for total return in an effort to enhance Fund performance. The principal factor impacting Fund performance during the period was changes in the levels of interest rates. Net Asset Value (NAV) per share rose as bond prices rebounded strongly as interest rates fell on economic weakness and reduced inflationary fears.

     On December 31, 1995 the average maturity of the portfolio was 9.2 years and the Fund had approximately 97% of its net assets invested in U.S. Government obligations and corporate securities rated "A" or higher by Moody's Investor Services, Inc. and/or Standard and Poor's Corporation resulting in an average portfolio quality rating at the end of the period of "AAA".

     The portfolio manager for The Bond Income Fund is Mr. Brad D. Eppard.

STOCK APPRECIATION FUND

     The objective of The FUNDS IV Stock Appreciation Fund is to seek long-term capital appreciation through investment in a diversified portfolio of common stocks. Permissible investments include U.S. common stocks and foreign stocks represented by American Depository Receipts (ADR's). Stocks are selected based on a number of factors that include fundamental business outlook, valuation relative to other companies in the same industry, and the company's own historical norms and earnings momentum. Substantial short-term cash reserves (up to 35%) may be held as a defensive measure when stock market risk appears high.

     At December 31, 1995, the Fund held modest levels of cash and cash equivalents. The Fund held approximate market weightings in the energy, health care, raw materials, technology, transportation, and utilities sectors. The Fund held higher than market weightings in the capital goods, consumer services, consumer durables, and finance sectors, while maintaining less than market weightings in the consumer non-durable, miscellaneous, and retail sectors. On average, the Fund's holdings sell at a price equal to their intrinsic value as determined by the Investment Adviser (the S&P 500 Index, meanwhile is selling at a 11% discount) and are displaying positive earnings momentum. The average projected growth rate for the stocks in the Fund is 12% (versus the S&P 500 of 10%). The average price/earnings multiple is about equivalent to the market's. The current dividend yield of 2.0% slightly trails the S&P 500 of 2.3%. The dollar weighted median market capitalization for the Fund is $20.1 billion. The average return on equity is 20.0% (versus 17.4% for the S&P 500).

     The portfolio manager of The Stock Appreciation Fund is Mr. Paul D. Worth.

AGGRESSIVE STOCK APPRECIATION FUND

     The objective of The FUNDS IV Aggressive Stock Appreciation Fund is to aggressively seek long-term capital appreciation through investment in a diversified portfolio of common stocks. Permissible investments include U.S. common stocks and foreign stocks represented by American Depository Receipts (ADR's). While the Fund will always hold a broad array of larger capitalization stocks (stocks with market capitalization of approximately $4 billion and greater), there will often be an emphasis on investing in mid-capitalization issues, and to a much lesser extent, smaller-capitalization stocks (approximately $1 billion and under). Stocks are selected based on a number of factors including fundamental business outlook, valuation relative to other companies in the same industry, and the company's own historical norms and earnings momentum. In addition, the Fund may hold considerable positions (relative to the market) in broadly-defined economic sectors whose growth potential is not reflected in current stock prices. Substantial short-term cash reserves may be held during defensive periods when stock market risk appears high.

     At December 31, 1995, the Fund was fully-invested as it had been through much of the second half of the calendar year. The Fund held approximate market weightings in the consumer durables, technology, and transportation sectors. The Fund held higher than market weightings in the capital goods, consumer services, finance, raw materials, and retail sectors, while maintaining less than market weightings the in consumer non-durable, miscellaneous, energy, health care, and utilities sectors. On average, the Fund's holdings sell at a price equal to their intrinsic value as determined by the Investment Adviser (the S&P 500 Index, meanwhile is selling at a 11% discount) and are displaying positive earnings momentum. The average projected growth rate for the stocks in the Fund is 15% (versus the S&P 500 of 10%). The average price/earnings multiple is 22.1 (versus the S&P 500 of 17.4). The current dividend yield of 1.3% is less than the S&P 500 2.3%. The dollar weighted median market capitalization for the Fund is $5.6 billion. The average return on equity is 18.0% (versus 17.4% for the S&P 500). The Fund remains well-exposed to selected stocks in the mid-capitalization area of the market, an area which provides a particularly compelling reward/risk tradeoff -- compared to the large-cap segment -- given the valuation of secondary stocks relative to their growth prospects.

     The portfolio manager for The Aggressive Stock Appreciation Fund is Mr. Paul D. Worth.

VALUE STOCK APPRECIATION FUND

     The objective of The FUNDS IV Value Stock Appreciation Fund is to seek long-term capital appreciation and dividend income through investment in a diversified portfolio of common stocks (and securities convertible into common stocks) of domestic companies. The Fund may also invest, to a far lesser extent, in securities of foreign companies, primarily through securities represented by American Depository Receipts (ADR's).

     The Fund employs a "value style" of equity management. Stocks are selected for purchase when they sell at a discount to their underlying "intrinsic" value. We determine a stock's intrinsic value by discounting its expected future dividends to the present value of such dividends. This process of calculating a stock's intrinsic value is frequently referred to as a "dividend discount model". Holdings are often characterized by stocks with relatively low price/earnings ratios, and/or low price/cash flow ratios. Another characteristic may be higher-than-average dividend yield. Quite often, the stocks will fall into categories of being under-owned or "out of favor". Equity investments are selected from a pool of high-quality large, medium, and small capitalization stocks. The determination of high-quality is based on the Investment Adviser's assessment of a company's financial strength, size and earnings variability. Stocks are purchased with the long-term time horizon in mind and are generally sold when their market price rises above intrinsic value and/or their underlying fundamentals begin to deteriorate.

     At December 31, 1995, the Fund held modest levels of cash and cash equivalents as was the case throughout the first half of the calendar year. On average, the Fund's holdings sell at a 21% discount to their intrinsic value as determined by the Investment Adviser (the S&P 500 Index, meanwhile is selling at a 11% discount) and are displaying positive earnings momentum. The average growth rate for the stocks in the Fund is 10% (versus the S&P 500 of 10%). The average price/earnings multiple is about equivalent to the market's. The current dividend yield of 3.0% slightly exceeds the S&P 500 of 2.3%. Two of the Fund's other key characteristics remain superior to the market. The average return on assets is 9.5% (versus 3.0% for the S&P 500) and average return on equity is 25.2% (versus 17.4% for the S&P 500).

     The portfolio manager for The Value Stock Appreciation Fund is Mr. Stuart Hopkins.

                      (This Page Intentionally Left Blank)

FUNDS IV TRUST

THE CASH RESERVE MONEY MARKET FUND
Portfolio of Investments (unaudited)
December 31, 1995

  CREDIT                                                             PRINCIPAL        VALUE
RATINGS**                                                             AMOUNT        (NOTE 2A)
----------                                                          -----------    ------------
            CORPORATE NOTES -- 53.0%
            BANKING SERVICES -- 16.2%
TBW-1/D-1   BanPonce Corp. VR Medium Term Note 6.00%,
              02/16/96(a)........................................   $13,000,000    $ 13,000,000
TBW-1/D-1   BanPonce Corp. VR Medium Term Note 5.91%,
              12/18/96(a)........................................     3,000,000       3,000,000
A-1/P-1     Chemical Banking Corp. VR Medium Term Note 6.24%,
              04/15/96(a)........................................     5,410,000       5,414,240
TBW-1/P-1   Shawmut Bank Connecticut, N.A. VR Medium Term Note
              5.68%, 03/25/96(a).................................     5,000,000       5,000,000
TBW-1/P-1   Shawmut Bank Connecticut, N.A. VR Medium Term Note
              5.90%, 05/10/96(a).................................     8,000,000       8,000,000
TBW-1/P-1   Wells Fargo & Co. VR Medium Term Note 5.79%,
              01/19/96(a)........................................    13,000,000      12,999,871
                                                                                     ----------
                                                                                     47,414,111
                                                                                     ----------
            BUSINESS CREDIT -- 5.1%
P-1/TBW-1   Heller Financial, Inc. VR Demand Master Note 5.94%,
              10/25/96(a)........................................    15,000,000      15,000,000
                                                                                     ----------
            PERSONAL CREDIT -- 9.4%
P-1/F-1     American Honda Finance Corp. VR Medium Term Note
              5.93%, 02/06/96(a).................................    14,000,000      14,000,000
P-1/F-1     General Motors Acceptance Corp. VR Medium Term Note
              6.01%, 02/22/96(a).................................     5,500,000       5,499,732
P-1/F-1     General Motors Acceptance Corp. VR Medium Term Note
              6.03%, 03/01/96(a).................................     8,000,000       7,999,611
                                                                                     ----------
                                                                                     27,499,343
                                                                                     ----------
            SECURITIES FIRMS -- 22.3%
A-1/P-1     Bear Stearns Cos., Inc. VR Medium Term Note 5.68%,
              01/17/96(a)........................................    13,000,000      13,000,000
A-1+/P-1    Goldman Sachs Group Limited Partnership Promissory
              Note 5.81%, 03/04/96(b)............................    16,000,000      16,000,000
TBW-1/A-1   Lehman Brothers Holdings, Inc. VR Demand Master Note
              5.99%, 08/22/96(a).................................    14,000,000      14,000,000

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE CASH RESERVE MONEY MARKET FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

 CREDIT                                                              PRINCIPAL        VALUE
RATINGS**                                                             AMOUNT        (NOTE 2A)
---------                                                           ----------     -----------
            CORPORATE NOTES -- (CONTINUED)
            SECURITIES FIRMS -- (CONTINUED)
A-1+/P-1    Merrill Lynch & Co., Inc. VR Medium Term Note 5.79%,
              01/14/97(a)........................................   $16,000,000    $ 15,996,597
A-1+/P-1    Morgan Stanley Group, Inc. VR Medium Term Note 6.19%,
              07/02/96(a)........................................     6,000,000       6,007,422
                                                                                   ------------
                                                                                     65,004,019
                                                                                   ------------
            TOTAL CORPORATE NOTES................................                   154,917,473
                                                                                   ------------
            COMMERCIAL PAPER -- 7.0%
            BANKING SERVICES -- 1.7%
TBW-1/P-1   A B Spintab, 5.79% 04/17/96..........................     5,000,000       4,916,035
                                                                                   ------------
            SECURITIES FIRMS -- 5.3%
TBW-1/A1    PaineWebber Group, Inc., 5.68% 08/23/96..............    16,000,000      15,430,778
                                                                                   ------------
            TOTAL COMMERCIAL PAPER...............................                    20,346,813
                                                                                   ------------
            YANKEE CERTIFICATES OF DEPOSIT -- 19.9%
A-1/P-1     Banca CRT Financial Corp. VR 5.68%, 09/24/96(a)......    14,000,000      14,000,000
A-1/P-1     Industrial Bank of Japan, Ltd. New York 6.20%,
              02/15/96...........................................    14,000,000      14,000,000
TBW1/P-1    Merita Bank New York VR Demand Deposit 5.875%,
              10/18/96(a)........................................    15,000,000      15,000,000
TBW-1/P-1   Postipankki Bank, Ltd. VR Demand Deposit 5.81%,
              09/20/96(a)........................................    15,000,000      15,000,000
                                                                                   ------------
            TOTAL YANKEE CERTIFICATES OF DEPOSIT.................                    58,000,000
                                                                                   ------------
            BANKERS' ACCEPTANCES -- 19.9%
A-1/P-1     Bank of Tokyo, Ltd. Los Angeles 6.08%, 02/23/96......    10,000,000       9,912,108
A-1/P-1     Dai-Ichi Kangyo Bank, Ltd. New York 6.19%,
              04/15/96...........................................    10,000,000       9,831,417
A-1/P-1     Dai-Ichi Kangyo Bank, Ltd. Los Angeles 5.86%,
              05/20/96...........................................     5,000,000       4,889,167
A-1/P-1     Industrial Bank of Japan, Ltd. New York 5.88%,
              04/30/96...........................................     2,000,000       1,961,800
A-1/P-1     Mitsubishi Bank, Ltd. New York 6.04%, 04/04/96.......     6,000,000       5,908,193
A-1/P-1     Mitsubishi Bank, Ltd. New York 5.80%, 05/22/96.......    10,000,000       9,777,533
A-1/P-1     Sanwa Bank, Ltd. New York 6.07%, 02/06/96............     5,000,000       4,970,100

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE CASH RESERVE MONEY MARKET FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

 CREDIT                                                              PRINCIPAL         VALUE
RATINGS**                                                             AMOUNT         (NOTE 2A)
---------                                                           ------------   ------------
            BANKERS' ACCEPTANCES -- (CONTINUED)
A-1/P-1     Sanwa Bank, Ltd. New York 5.87%, 02/20/96............   $ 5,000,000    $  4,960,278
A-1/P-1     Sanwa Bank, Ltd. New York 5.87%, 03/15/96............     6,000,000       5,929,700
                                                                                   ------------
            TOTAL BANKERS' ACCEPTANCES...........................                    58,140,296
                                                                                   ------------
            TIME DEPOSIT -- 0.2%
A-1/P-1     Bank Brussels Lambert Cayman 5.875%, 01/02/96........       460,867         460,867
                                                                                   ------------
            TOTAL INVESTMENTS -- 100.0% (COST $291,865,449)+.....                   291,865,449
            LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%........                       (62,493)
                                                                                   ------------
            NET ASSETS -- 100.0%.................................                  $291,802,956
                                                                                   ============

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE SHORT-TERM TREASURY INCOME FUND
Portfolio of Investments (unaudited)
December 31, 1995

                                                         PRINCIPAL                       VALUE
                                                           AMOUNT          COST        (NOTE 2A)
                                                         ----------    ------------   -----------
U.S. TREASURY NOTES -- 98.0%
8.00%, 01/15/97.......................................   $1,000,000    $  1,015,686   $ 1,027,950
5.50%, 07/31/97.......................................    2,000,000       1,992,613     2,010,700
7.375%, 11/15/97......................................      750,000         751,681       778,365
5.125%, 04/30/98......................................      825,000         811,591       823,597
5.375%, 05/31/98......................................      250,000         242,931       250,910
8.25%, 07/15/98.......................................      200,000         207,084       214,264
5.875%, 08/15/98......................................      700,000         701,436       711,207
7.125%, 10/15/98......................................    1,000,000       1,011,629     1,048,690
5.50%, 11/15/98.......................................    4,000,000       4,018,354     4,029,200
6.50%, 04/30/99.......................................      500,000         502,073       518,655
6.75%, 05/31/99.......................................    1,500,000       1,471,500     1,567,485
7.75%, 11/30/99.......................................    1,500,000       1,551,360     1,626,525
6.375%, 01/15/00......................................    1,750,000       1,750,000     1,815,572
7.75%, 01/31/00.......................................    1,000,000       1,005,051     1,087,250
                                                                       ------------   -----------
TOTAL U.S. TREASURY NOTES.............................                   17,032,989    17,510,370
                                                                       ------------   -----------
MONEY MARKET FUND*** -- 0.5%
Federated U.S. Treasury Cash Reserve Fund.............       97,768          97,768        97,768
                                                                       ------------   -----------
TOTAL INVESTMENTS -- 98.5%............................                 $ 17,130,757    17,608,138
                                                                         ==========
OTHER ASSETS LESS LIABILITIES -- 1.5%.................                                    259,403
                                                                                      -----------
NET ASSETS -- 100.0%..................................                                $17,867,541
                                                                                       ==========

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE INTERMEDIATE BOND INCOME FUND
Portfolio of Investments (unaudited)
December 31, 1995

 CREDIT                                                PRINCIPAL                        VALUE
RATINGS*                                                AMOUNT           COST         (NOTE 2A)
--------                                              -----------    -------------   ------------
          U.S. TREASURY NOTES -- 49.0%
          5.875%, 07/31/97..........................  $ 2,000,000    $   2,014,718   $  2,021,020
          5.125%, 03/31/98..........................    6,000,000        5,970,371      5,993,819
          6.125%, 05/15/98..........................    7,000,000        7,071,523      7,143,639
          8.875%, 11/15/98..........................    7,000,000        7,657,756      7,668,989
          6.75%, 05/31/99...........................   10,000,000        9,974,365     10,449,899
          7.50%, 10/31/99...........................    8,000,000        8,156,978      8,593,440
          7.75%, 02/15/01...........................    5,000,000        5,156,448      5,523,700
          6.375%, 08/15/02..........................    8,000,000        7,667,295      8,401,439
          7.875%, 11/15/04..........................    7,000,000        7,626,352      8,105,860
                                                                     -------------   ------------
          TOTAL U.S. TREASURY NOTES.................                    61,295,806     63,901,805
                                                                     -------------   ------------
          U.S. GOVERNMENT AGENCY OBLIGATION -- 3.0%
          Federal Farm Credit Bank Medium Term Note
            8.13%, 01/17/96(c)......................    3,850,000        3,852,526      3,850,000
                                                                     -------------   ------------
          CORPORATE BONDS AND NOTES -- 46.4%
          AEROSPACE/DEFENSE -- 3.1%
A+/A2     International Lease Finance Corp. Medium
            Term Note 8.26%, 02/15/05...............    3,500,000        3,768,566      3,981,250
                                                                     -------------   ------------
          BANKING SERVICES -- 5.5%
A-/A3     First Union Corp. 6.55%, 10/15/05(c)......    4,000,000        3,971,070      4,115,000
A/A2      NationsBank Corp. 7.50%, 02/15/97.........    3,000,000        2,998,492      3,067,500
                                                                     -------------   ------------
                                                                         6,969,562      7,182,500
                                                                     -------------   ------------
          CONSUMER PRODUCTS -- 0.3%
A-/A3     International Paper Co. 9.70%, 03/15/00...      400,000          431,302        457,500
                                                                     -------------   ------------
          ELECTRONICS -- 2.4%
AA/Aa3    Motorola, Inc. 6.50%, 09/01/05(c).........    3,000,000        3,000,000      3,150,000
                                                                     -------------   ------------
          FINANCIAL SERVICES -- 22.8%
AA-/Aa3   Associates Corp. of North America 7.50%,
            05/15/99................................    3,000,000        2,993,066      3,161,250
A/A3      AT&T Capital Corp. Medium Term Note 7.59%,
            01/31/97................................    3,500,000        3,513,982      3,578,750

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE INTERMEDIATE BOND INCOME FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

 CREDIT                                                PRINCIPAL                        VALUE
RATINGS*                                                AMOUNT           COST         (NOTE 2A)
--------                                              -----------    -------------   ------------
          CORPORATE BONDS AND NOTES -- (CONTINUED)
          FINANCIAL SERVICES -- (CONTINUED)
AA/A2     Capital Holdings Corp. Medium Term Note
            8.90%, 10/20/99.........................  $   500,000    $     526,989   $    548,125
A/A2      Dean Witter Discover & Co. 5.00%,
            04/01/96................................    2,000,000        1,985,922      1,997,500
A+/A1     Ford Motor Credit Co. 9.00%, 09/15/01.....    1,500,000        1,587,685      1,715,625
A+/A1     Ford Motor Credit Co. Global Bond 6.25%,
            02/26/98................................    2,000,000        1,997,926      2,027,500
A/A2      Ford Motor Credit Co. Medium Term Note
            8.00%, 12/02/96.........................      275,000          278,016        281,188
AAA/Aaa   General Electric Capital Corp. Medium Term
            Note 7.85%, 01/17/97....................    4,500,000        4,506,611      4,612,500
BBB+/A3   General Motors Acceptance Corp. Medium
            Term Note 7.875%, 02/28/97..............    3,000,000        3,050,213      3,078,750
A/A2      Household Finance Corp. 6.375%,
            06/30/00................................    4,000,000        3,930,552      4,070,000
AA/Aa3    National Rural Utilities Cooperative
            Finance Corp. 6.50%, 09/15/02...........    4,000,000        3,991,364      4,110,000
A+/A1     Texaco Capital Inc. 9.00%, 11/15/96.......      500,000          510,143        515,625
                                                                     -------------   ------------
                                                                        28,872,469     29,696,813
                                                                     -------------   ------------
          RETAIL -- DEPARTMENT STORES -- 5.8%
A+/A1     J.C. Penney Co. 6.875%, 06/15/99..........    3,500,000        3,445,583      3,622,500
AA/Aa1    Wal-Mart Stores, Inc. 5.50%, 03/01/98.....      550,000          534,516        550,000
AA/Aa1    Wal-Mart Stores, Inc. 8.625%, 04/01/01....    3,000,000        3,108,116      3,371,250
                                                                     -------------   ------------
                                                                         7,088,215      7,543,750
                                                                     -------------   ------------
          SECURITIES FIRMS -- 3.2%
A/Baa1    Lehman Brothers Holdings, Inc. 7.375%,
            05/15/07................................    4,000,000        4,117,515      4,165,000
                                                                     -------------   ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE INTERMEDIATE BOND INCOME FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

 CREDIT                                                PRINCIPAL                        VALUE
RATINGS*                                                AMOUNT           COST         (NOTE 2A)
--------                                              -----------    -------------   ------------
          CORPORATE BONDS AND NOTES -- (CONTINUED)
          TELECOMMUNICATIONS -- 3.3%
AA-/A1    GTE North, Inc. Series A 6.00%,
            01/15/04................................  $ 4,000,000    $   3,861,194   $  3,990,000
AA/A1     Southwestern Bell Telephone Co. 8.30%,
            06/01/96................................      300,000          302,243        303,375
                                                                     -------------   ------------
                                                                         4,163,437      4,293,375
                                                                     -------------   ------------
          TOTAL CORPORATE BONDS AND NOTES...........                    58,411,066     60,470,188
                                                                     -------------   ------------
          MONEY MARKET FUND*** -- 0.4%
          Federated Prime Obligations Money
            Market Fund.............................      627,245          627,245        627,245
                                                                     -------------   ------------
          TOTAL INVESTMENTS -- 98.8%................                 $ 124,186,643    128,849,238
                                                                       ===========
          OTHER ASSETS LESS LIABILITIES -- 1.2%.....                                    1,521,721
                                                                                     ------------
          NET ASSETS -- 100.0%......................                                 $130,370,959
                                                                                      ===========

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE BOND INCOME FUND
Portfolio of Investments (unaudited)
December 31, 1995

  CREDIT                                                 PRINCIPAL                       VALUE
 RATINGS*                                                  AMOUNT         COST         (NOTE 2A)
----------                                               ----------    -----------    -----------
            U.S. TREASURY OBLIGATIONS -- 76.3%
            U.S. TREASURY BONDS -- 20.9%
            7.25%, 05/15/16.........................     $2,750,000    $ 2,819,293    $ 3,140,197
            8.125%, 08/15/19........................      1,000,000        996,038      1,257,460
            7.625%, 02/15/25........................      1,500,000      1,714,325      1,833,450
                                                                        ----------    -----------
                                                                         5,529,656      6,231,107
                                                                        ----------    -----------
            U.S. TREASURY NOTES -- 55.4%
            5.875%, 07/31/97........................      2,000,000      2,016,141      2,021,020
            5.125%, 03/31/98........................      1,000,000        995,062        998,970
            6.125%, 05/15/98........................      3,000,000      3,053,867      3,061,560
            7.75%, 12/31/99.........................      1,000,000      1,068,550      1,085,720
            7.125%, 02/29/00........................      3,000,000      3,123,224      3,195,870
            6.375%, 08/15/02........................      2,000,000      1,920,813      2,100,360
            5.75%, 08/15/03.........................      1,500,000      1,485,524      1,520,175
            7.875%, 11/15/04........................      1,000,000      1,089,479      1,157,980
            6.50%, 08/15/05.........................      1,250,000      1,300,841      1,332,687
                                                                        ----------    -----------
                                                                        16,053,501     16,474,342
                                                                        ----------    -----------
            TOTAL U.S. TREASURY OBLIGATIONS.........                    21,583,157     22,705,449
                                                                        ----------    -----------
            CORPORATE BONDS AND NOTES -- 20.9%
            BANKING SERVICES -- 3.4%
A-/A3       First Union Corp. 6.55%, 10/15/05(c)....        500,000        496,384        514,375
A/A2        NationsBank Corp. 7.50%, 02/15/97.......        500,000        499,749        511,250
                                                                        ----------    -----------
                                                                           996,133      1,025,625
                                                                        ----------    -----------
            FINANCIAL SERVICES -- 9.7%
AA-/Aa3     Associates Corp. of North America 7.50%,
              05/15/99..............................        500,000        498,845        526,875
A/A3        AT&T Capital Corp. Medium Term Note
              7.59%, 01/31/97.......................        500,000        501,998        511,250
A/A2        Dean Witter Discover & Co. 6.25%,
              03/15/00..............................        300,000        295,429        303,750
A+/A1       Ford Motor Credit Co. Global Bond 6.25%,
              02/26/98..............................        500,000        499,481        506,875
AAA/Aaa     General Electric Capital Corp. Medium
              Term Note 7.85%, 01/17/97.............        500,000        500,734        512,500

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE BOND INCOME FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

  CREDIT                                                 PRINCIPAL                       VALUE
 RATINGS*                                                  AMOUNT         COST         (NOTE 2A)
---------                                                ----------    ----------    ------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
AA/Aa3      National Rural Utilities Cooperative
              Finance Corp. 6.50%, 09/15/02.........     $  500,000    $   498,921    $   513,750
                                                                        ----------    -----------
                                                                         2,795,408      2,875,000
                                                                        ----------    -----------
            OIL/GAS -- 2.5%
AAA/Aa2     Shell Oil Co. 6.70%, 08/15/02...........        700,000        715,617        731,500
                                                                        ----------    -----------
            RETAIL -- DEPARTMENT STORES -- 3.6%
A+/A1       J.C. Penney Co. 6.875%, 06/15/99........        500,000        492,227        517,500
AA/Aa1      Wal-Mart Stores, Inc. 8.625%,
              04/01/01..............................        500,000        518,020        561,875
                                                                        ----------    -----------
                                                                         1,010,247      1,079,375
                                                                        ----------    -----------
            SECURITIES FIRMS -- 1.7%
A/Baa1      Lehman Brothers Holdings, Inc. 7.375%,
              05/15/07..............................        500,000        514,689        520,624
                                                                        ----------    -----------
            TOTAL CORPORATE BONDS AND NOTES.........                     6,032,094      6,232,124
                                                                        ----------    -----------
            MONEY MARKET FUND*** -- 2.1%
            Federated Prime Obligations Money Market
              Fund..................................        620,058        620,058        620,058
                                                                        ----------    -----------
            TOTAL INVESTMENTS -- 99.3%..............                   $28,235,309     29,557,631
                                                                        ==========
            OTHER ASSETS LESS LIABILITIES -- 0.7%...                                      208,774
                                                                                      -----------
            NET ASSETS -- 100.0%....................                                  $29,766,405
                                                                                      ===========

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited)
December 31, 1995

                                                                                         VALUE
 SHARES                                                                   COST         (NOTE 2A)
--------                                                              -------------   ------------
            COMMON STOCKS -- 98.2%
            AEROSPACE/DEFENSE -- 3.9%
  26,000    Boeing Co. ............................................   $   1,409,725   $  2,037,750
  21,000    Lockheed Martin Corp. .................................       1,198,854      1,659,000
  51,000    Raytheon Co. ..........................................       1,743,775      2,409,750
                                                                      -------------   ------------
                                                                          4,352,354      6,106,500
                                                                      -------------   ------------
            AUTO & TRUCKS -- 3.6%
 155,000    Ford Motor Co. ........................................       4,716,391      4,495,000
  20,000    General Motors Corp. ..................................         985,250      1,057,500
                                                                      -------------   ------------
                                                                          5,701,641      5,552,500
                                                                      -------------   ------------
            BANKING SERVICES -- 3.0%
  29,500    First Interstate Bancorp ..............................       2,305,834      4,026,750
  12,500    Mellon Bank Corp. .....................................         667,727        671,875
                                                                      -------------   ------------
                                                                          2,973,561      4,698,625
                                                                      -------------   ------------
            BEVERAGES -- 2.3%
  38,000    The Coca-Cola Co. .....................................       1,905,478      2,821,500
  14,000    PepsiCo, Inc. .........................................         721,700        782,250
                                                                      -------------   ------------
                                                                          2,627,178      3,603,750
                                                                      -------------   ------------
            BROADCASTING -- 3.6%
  11,000    Capital Cities/ABC, Inc. ..............................         980,013      1,357,125
 127,500    Heritage Media Corp.++.................................       2,941,422      3,267,188
  25,000    Tele-Communications, Inc. Class A++....................         422,877        496,875
  10,000    Viacom, Inc. Class B++.................................         497,450        473,750
                                                                      -------------   ------------
                                                                          4,841,762      5,594,938
                                                                      -------------   ------------
            CHEMICALS -- 4.0%
  18,500    Air Products & Chemicals, Inc. ........................         948,081        975,875
  28,500    Cabot Corp. ...........................................       1,411,117      1,535,438
  22,700    DuPont (E.I.) de Nemours & Co. ........................       1,370,513      1,586,163
  34,000    IMC Global, Inc. ......................................         943,444      1,389,750
  21,500    Morton International, Inc. ............................         623,715        771,312
                                                                      -------------   ------------
                                                                          5,296,870      6,258,538
                                                                      -------------   ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

                                                                                         VALUE
 SHARES                                                                   COST         (NOTE 2A)
--------                                                              -------------   ------------
            COMMON STOCKS -- (CONTINUED)
            COMPUTERS -- 3.8%
  66,000    Comdisco, Inc. ........................................   $     976,000   $  1,493,250
  65,000    Compaq Computer Corp.++................................       3,108,403      3,120,000
  14,000    International Business Machines Corp. .................       1,358,945      1,284,500
                                                                      -------------   ------------
                                                                          5,443,348      5,897,750
                                                                      -------------   ------------
            COMPUTER SOFTWARE & SERVICES -- 0.5%
   9,000    Microsoft Corp.++ .....................................         543,375        789,750
                                                                      -------------   ------------
            COSMETICS/PERSONAL CARE -- 0.5%
  15,000    Gillette Co. ..........................................         551,063        781,875
                                                                      -------------   ------------
            ELECTRICAL EQUIPMENT -- 0.8%
  60,000    Baldor Electric Co. ...................................         915,000      1,207,500
                                                                      -------------   ------------
            ELECTRONICS -- 3.0%
  22,000    General Electric Co. ..................................       1,475,100      1,584,000
   8,500    Hewlett-Packard Co. ...................................         529,325        711,875
  35,000    Intel Corp. ...........................................       2,156,640      1,986,250
  18,000    Teradyne, Inc.++.......................................         270,000        450,000
                                                                      -------------   ------------
                                                                          4,431,065      4,732,125
                                                                      -------------   ------------
            ENTERTAINMENT -- 0.7%
  18,000    The Walt Disney Co. ...................................         920,100      1,062,000
                                                                      -------------   ------------
            FINANCIAL SERVICES -- 10.2%
  38,000    ADVANTA Corp. Class B..................................       1,272,000      1,382,250
  69,000    American Express Co. ..................................       2,080,338      2,854,875
  41,000    Citicorp...............................................       2,102,754      2,757,250
  26,000    Donaldson, Lufkin & Jenrette Securities, Inc.++ .......         785,405        812,500
  30,000    Equifax, Inc. .........................................         431,250        641,250
  20,500    Federal National Mortgage Association..................       1,979,881      2,544,562
  36,000    J.P. Morgan & Co., Inc. ...............................       2,317,650      2,889,000
  50,000    Lehman Brothers Holdings, Inc. ........................       1,124,100      1,062,500
  25,000    MBNA Corp. ............................................         975,750        921,875
                                                                      -------------   ------------
                                                                         13,069,128     15,866,062
                                                                      -------------   ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

                                                                                         VALUE
 SHARES                                                                   COST         (NOTE 2A)
--------                                                              -------------   ------------
            COMMON STOCKS -- (CONTINUED)
            FOOD PROCESSING -- 3.8%
  47,000    Philip Morris Cos., Inc. ..............................   $   3,119,610   $  4,253,500
  50,000    Sara Lee Corp. ........................................       1,444,063      1,593,750
                                                                      -------------   ------------
                                                                          4,563,673      5,847,250
                                                                      -------------   ------------
            FOOTWEAR -- 3.4%
  76,000    Nike, Inc. Class B.....................................       3,318,751      5,291,500
                                                                      -------------   ------------
            FOREST PRODUCTS & PAPERS -- 0.4%
  15,000    Champion International Corp. ..........................         825,255        630,000
                                                                      -------------   ------------
            HOLDING COMPANIES -- 2.0%
  26,000    ITT Corp. .............................................       2,997,366      3,061,500
                                                                      -------------   ------------
            HOMEBUILDERS -- 1.0%
  75,000    Clayton Homes, Inc. ...................................       1,155,570      1,603,125
                                                                      -------------   ------------
            HOUSEHOLD PRODUCTS -- 0.6%
  10,500    Procter & Gamble Co. ..................................         654,150        871,500
                                                                      -------------   ------------
            INSURANCE -- 3.1%
  34,100    American International Group, Inc. ....................       2,370,422      3,154,250
  11,200    General Re Corp. ......................................       1,411,710      1,736,000
                                                                      -------------   ------------
                                                                          3,782,132      4,890,250
                                                                      -------------   ------------
            LEISURE -- 0.7%
  32,000    The Coleman Co., Inc.++................................       1,078,025      1,124,000
                                                                      -------------   ------------
            MACHINERY -- 3.4%
  75,000    Case Corp. ............................................       2,718,495      3,431,250
  14,500    Caterpillar, Inc. .....................................         902,831        851,875
  30,000    Deere & Co. ...........................................         874,544      1,057,500
                                                                      -------------   ------------
                                                                          4,495,870      5,340,625
                                                                      -------------   ------------
            MISCELLANEOUS MANUFACTURING -- 1.1%
  26,000    Eastman Kodak Co. .....................................       1,279,584      1,742,000
                                                                      -------------   ------------
            MEDICAL SERVICES -- 1.5%
  45,000    Columbia/HCA Healthcare Corp. .........................       1,754,425      2,283,750
                                                                      -------------   ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

                                                                                         VALUE
 SHARES                                                                   COST         (NOTE 2A)
--------                                                              -------------   ------------
            COMMON STOCKS -- (CONTINUED)
            METALS -- 2.0%
  29,000    Aluminum Co. of America................................   $   1,355,937   $  1,533,375
  50,000    Kennametal, Inc. ......................................       1,754,886      1,587,500
                                                                      -------------   ------------
                                                                          3,110,823      3,120,875
                                                                      -------------   ------------
            MINING -- 0.8%
  50,000    Barrick Gold Corp. ....................................       1,109,875      1,318,750
                                                                      -------------   ------------
            OIL/GAS -- 8.3%
  44,000    Amoco Corp. ...........................................       2,645,832      3,162,500
  75,000    Chevron Corp. .........................................       3,612,000      3,937,500
  39,000    Exxon Corp. ...........................................       2,600,012      3,124,875
   8,000    Mobil Corp. ...........................................         665,000        896,000
   8,000    Royal Dutch Petroleum Co. New York Shares ADR..........         921,118      1,129,000
  16,600    Tosco Corp. ...........................................         518,750        632,875
                                                                      -------------   ------------
                                                                         10,962,712     12,882,750
                                                                      -------------   ------------
            OIL/GAS EQUIPMENT -- 0.7%
  44,000    Baker Hughes, Inc. ....................................         859,100      1,072,500
                                                                      -------------   ------------
            PHARMACEUTICALS -- 8.6%
  12,500    Allergan, Inc. ........................................         325,000        406,250
  10,000    Amgen, Inc.++..........................................         504,810        593,750
  20,000    Bristol-Myers Squibb Co. ..............................       1,268,054      1,717,500
  12,000    Johnson & Johnson......................................         740,536      1,027,500
  26,000    Eli Lilly & Co. .......................................       1,138,830      1,462,500
 102,000    Merck & Co., Inc. .....................................       4,718,909      6,706,500
  11,500    Pfizer, Inc. ..........................................         424,344        724,500
  13,500    Schering-Plough........................................         477,552        739,125
                                                                      -------------   ------------
                                                                          9,598,035     13,377,625
                                                                      -------------   ------------
            RESTAURANTS/FOOD SERVICES -- 0.6%
  20,000    McDonald's Corp. ......................................         690,688        902,500
                                                                      -------------   ------------
            RETAIL -- DEPARTMENT STORES -- 0.5%
  32,000    Wal-Mart Stores, Inc. .................................         858,416        716,000
                                                                      -------------   ------------
            RETAIL -- GROCERY -- 1.0%
  42,000    Kroger Co.++...........................................       1,390,725      1,575,000
                                                                      -------------   ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

 SHARES/
PRINCIPAL                                                                                VALUE
 AMOUNT                                                                   COST         (NOTE 2A)
---------                                                             -------------   ------------
             COMMON STOCKS -- (CONTINUED)
             RETAIL -- SPECIALTY LINE -- 1.9%
  26,500     CompUSA, Inc.++.......................................   $   1,101,101   $    824,812
  65,000     OfficeMax, Inc.++.....................................       1,295,346      1,454,375
   9,750     PETsMART, Inc.++ .....................................         227,500        302,250
  14,000     Walgreen Co. .........................................         350,350        418,250
                                                                      -------------   ------------
                                                                          2,974,297      2,999,687
                                                                      -------------   ------------
             TELECOMMUNICATIONS -- 7.5%
  40,000     AT&T Corp. ...........................................       2,284,050      2,590,000
  97,000     GTE Corp. ............................................       3,136,725      4,268,000
   9,000     Motorola, Inc. .......................................         723,082        513,000
  76,000     SBC Communications, Inc. .............................       3,573,975      4,370,000
                                                                      -------------   ------------
                                                                          9,717,832     11,741,000
                                                                      -------------   ------------
             TOYS -- 0.3%
  14,500     Mattel, Inc. .........................................         329,150        445,875
                                                                      -------------   ------------
             TRANSPORTATION -- 0.7%
  10,000     Conrail, Inc. ........................................         597,300        700,000
   2,500     UAL Corp.++...........................................         369,187        446,250
                                                                      -------------   ------------
                                                                            966,487      1,146,250
                                                                      -------------   ------------
             UTILITIES -- ELECTRIC -- 4.4%
  28,500     California Energy Co., Inc.++.........................         513,996        555,750
  20,000     CILCORP., Inc. .......................................         592,500        847,500
  29,000     Duke Power Co. .......................................       1,112,149      1,373,875
 125,000     Unicom Corp. .........................................       3,651,338      4,093,750
                                                                      -------------   ------------
                                                                          5,869,983      6,870,875
                                                                      -------------   ------------
             TOTAL COMMON STOCKS...................................     126,009,369    153,007,100
                                                                      -------------   ------------
             MONEY MARKET FUND*** -- 0.5%
$793,631     Federated Prime Obligations Money Market Fund.........         793,631        793,631
                                                                      -------------   ------------
             TOTAL INVESTMENTS -- 98.7%............................   $ 126,803,000    153,800,731
                                                                        ===========
             OTHER ASSETS LESS LIABILITIES -- 1.3%.................                      1,974,625
                                                                                      ------------
             NET ASSETS -- 100.0%..................................                   $155,775,356
                                                                                       ===========

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE AGGRESSIVE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited)
December 31, 1995

                                                                                          VALUE
  SHARES                                                                    COST        (NOTE 2A)
-----------                                                             ------------   -----------
              COMMON STOCKS -- 99.4%
              AEROSPACE/DEFENSE -- 2.1%
      3,000   Lockheed Martin Corp...................................   $    144,750   $   237,000
     18,100   Rockwell International Corp............................        845,784       957,038
                                                                        ------------   -----------
                                                                             990,534     1,194,038
                                                                        ------------   -----------
              AUTO & TRUCKS -- 1.1%
     20,500   Ford Motor Co. ........................................        664,856       594,500
                                                                        ------------   -----------
              BANKING SERVICES -- 5.8%
     11,300   First Interstate Bancorp...............................      1,018,417     1,542,450
     10,500   Mellon Bank Corp. .....................................        560,891       564,375
     26,000   State Street Boston Corp. .............................      1,008,270     1,170,000
                                                                        ------------   -----------
                                                                           2,587,578     3,276,825
                                                                        ------------   -----------
              BROADCASTING -- 6.4%
      4,900   Capital Cities/ABC, Inc. ..............................        439,870       604,537
     80,000   Heritage Media Corp.++.................................      1,840,608     2,050,000
      5,000   International Family Entertainment, Inc. Class B++.....         73,125        81,875
     17,700   Viacom, Inc. Class B++.................................        879,024       838,538
                                                                        ------------   -----------
                                                                           3,232,627     3,574,950
                                                                        ------------   -----------
              CHEMICALS -- 7.5%
     10,000   Air Products & Chemicals, Inc..........................        512,476       527,500
     21,000   Cabot Corp.............................................        988,636     1,131,375
      5,000   Eastman Chemical Co. ..................................        270,423       313,125
     36,000   IMC Global, Inc. ......................................        903,984     1,471,500
      6,150   Monsanto Co. ..........................................        514,294       753,375
                                                                        ------------   -----------
                                                                           3,189,813     4,196,875
                                                                        ------------   -----------
              COMPUTER SOFTWARE & SERVICES -- 1.1%
     11,000   Computer Associates International, Inc. ...............        404,093       625,625
                                                                        ------------   -----------
              COMPUTERS -- 7.4%
     75,000   Comdisco, Inc. ........................................      1,250,791     1,696,875
     37,000   Compaq Computer Corp.++................................      1,786,395     1,776,000
      7,300   International Business Machines Corp. .................        721,461       669,775
                                                                        ------------   -----------
                                                                           3,758,647     4,142,650
                                                                        ------------   -----------
              ELECTRICAL EQUIPMENT -- 1.0%
     25,200   Baldor Electric Co. ...................................        384,300       507,150
                                                                        ------------   -----------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE AGGRESSIVE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

                                                                                          VALUE
  SHARES                                                                    COST        (NOTE 2A)
-----------                                                             ------------   -----------
              COMMON STOCKS -- (CONTINUED)
              ELECTRONICS -- 2.3%
        500   Advanced Micro Devices, Inc.++ ........................   $     17,025   $     8,250
      3,400   Hewlett-Packard Co. ...................................        233,586       284,750
     15,000   Intel Corp. ...........................................        915,228       851,250
      6,000   Teradyne, Inc.++.......................................         90,000       150,000
                                                                        ------------   -----------
                                                                           1,255,839     1,294,250
                                                                        ------------   -----------
              ENTERTAINMENT -- 1.3%
     31,500   Grand Casinos, Inc.++ .................................        855,256       732,375
                                                                        ------------   -----------
              FINANCIAL SERVICES -- 12.0%
     19,000   ADVANTA Corp. Class B..................................        662,802       691,125
     18,000   American Express Co. ..................................        583,534       744,750
     18,500   Citicorp...............................................        952,358     1,244,125
     34,000   Donaldson, Lufkin & Jenrette Securities, Inc.++........      1,035,843     1,062,500
     30,000   Equifax, Inc. .........................................        431,250       641,250
     10,000   Federal National Mortgage Association..................      1,093,132     1,241,250
     51,000   Lehman Brothers Holdings, Inc. ........................      1,137,620     1,083,750
                                                                        ------------   -----------
                                                                           5,896,539     6,708,750
                                                                        ------------   -----------
              FOOD PROCESSING -- 1.2%
      7,500   Philip Morris Cos., Inc. ..............................        513,219       678,750
                                                                        ------------   -----------
              FOOTWEAR -- 3.9%
     31,500   Nike, Inc. Class B.....................................      1,593,930     2,193,187
                                                                        ------------   -----------
              FOREST PRODUCTS & PAPERS -- 1.7%
     16,000   Champion International Corp. ..........................        923,211       672,000
      7,975   Rayonier, Inc. ........................................        278,821       266,166
                                                                        ------------   -----------
                                                                           1,202,032       938,166
                                                                        ------------   -----------
              HOLDING COMPANIES -- 1.4%
      6,800   ITT Corp. .............................................        743,661       800,700
                                                                        ------------   -----------
              HOMEBUILDERS -- 2.6%
     69,000   Clayton Homes, Inc. ...................................      1,040,840     1,474,875
                                                                        ------------   -----------
              INSURANCE -- 0.5%
      2,000   General Re Corp. ......................................        225,750       310,000
                                                                        ------------   -----------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE AGGRESSIVE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

                                                                                          VALUE
  SHARES                                                                    COST        (NOTE 2A)
-----------                                                             ------------   -----------
              COMMON STOCKS -- (CONTINUED)
              LEISURE -- 1.6%
     25,000   The Coleman Co., Inc.++................................   $    833,128   $   878,125
                                                                        ------------   -----------
              MACHINERY -- 3.6%
     14,900   Atchison Casting Corp.++...............................        247,713       178,800
     40,000   Case Corp. ............................................      1,426,205     1,830,000
                                                                        ------------   -----------
                                                                           1,673,918     2,008,800
                                                                        ------------   -----------
              MEDICAL SERVICES -- 0.9%
      9,680   Columbia/HCA Healthcare Corp. .........................        325,875       491,260
                                                                        ------------   -----------
              METALS -- 3.5%
     16,500   Aluminum Co. of America................................        933,328       872,438
     34,000   Kennametal, Inc. ......................................      1,185,177     1,079,500
                                                                        ------------   -----------
                                                                           2,118,505     1,951,938
                                                                        ------------   -----------
              MINING -- 0.9%
     19,700   Barrick Gold Corp. ....................................        450,336       519,587
                                                                        ------------   -----------
              MISCELLANEOUS MANUFACTURING -- 0.1%
      2,400   Hillenbrand Industries, Inc. ..........................         78,600        81,300
                                                                        ------------   -----------
              OIL/GAS -- 2.4%
     12,500   Amoco Corp. ...........................................        746,950       898,438
     11,500   Tosco Corp. ...........................................        359,375       438,437
                                                                        ------------   -----------
                                                                           1,106,325     1,336,875
                                                                        ------------   -----------
              OIL/GAS EQUIPMENT -- 1.5%
     35,000   Baker Hughes, Inc. ....................................        686,693       853,125
                                                                        ------------   -----------
              PHARMACEUTICALS -- 7.6%
      7,000   Allergan, Inc. ........................................        202,475       227,500
     25,600   Amgen, Inc.++ .........................................      1,005,894     1,520,000
      7,000   Johnson & Johnson......................................        431,243       599,375
     28,600   Merck & Co., Inc. .....................................      1,544,988     1,880,450
                                                                        ------------   -----------
                                                                           3,184,600     4,227,325
                                                                        ------------   -----------
              PUBLISHING & PRINTING -- 2.0%
     55,000   Bowne & Co., Inc. .....................................      1,102,093     1,100,000
                                                                        ------------   -----------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE AGGRESSIVE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

  SHARES/
 PRINCIPAL                                                                                VALUE
  AMOUNT                                                                    COST        (NOTE 2A)
-----------                                                             ------------   -----------
              COMMON STOCKS -- (CONTINUED)
              RETAIL -- SPECIALTY LINE -- 7.4%
     37,000   CompUSA, Inc.++........................................   $  1,507,220   $ 1,151,625
     33,500   Corporate Express, Inc.++ .............................        804,000     1,009,188
     46,000   OfficeMax, Inc.++......................................        959,605     1,029,250
     29,950   PETsMART, Inc.++.......................................        774,330       928,450
                                                                        ------------   -----------
                                                                           4,045,155     4,118,513
                                                                        ------------   -----------
              TELECOMMUNICATIONS -- 3.7%
     11,000   Motorola, Inc. ........................................        836,033       627,000
     25,000   SBC Communications, Inc. ..............................      1,113,838     1,437,500
                                                                        ------------   -----------
                                                                           1,949,871     2,064,500
                                                                        ------------   -----------
              TOYS -- 1.0%
     17,812   Mattel, Inc. ..........................................        404,332       547,719
                                                                        ------------   -----------
              TRANSPORTATION -- 2.0%
     10,000   Conrail, Inc. .........................................        583,350       700,000
      2,300   UAL Corp.++............................................        337,171       410,550
                                                                        ------------   -----------
                                                                             920,521     1,110,550
                                                                        ------------   -----------
              UTILITIES -- ELECTRIC -- 1.9%
     43,000   California Energy Co., Inc.++..........................        786,991       838,500
      5,500   CILCORP, Inc. .........................................        162,937       233,061
                                                                        ------------   -----------
                                                                             949,928     1,071,561
                                                                        ------------   -----------
              TOTAL COMMON STOCKS....................................     48,369,394    55,604,844
                                                                        ------------   -----------
              MONEY MARKET FUND*** -- 1.9%
 $1,063,125   Federated Prime Obligations Money Market Fund..........      1,063,125     1,063,125
                                                                        ------------   -----------
              TOTAL INVESTMENTS -- 101.3%............................   $ 49,432,519    56,667,969
                                                                          ==========
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)........                     (722,563)
                                                                                       -----------
              NET ASSETS -- 100.0%...................................                  $55,945,406
                                                                                        ==========

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE VALUE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited)
December 31, 1995

                                                                                          VALUE
  SHARES                                                                   COST         (NOTE 2A)
-----------                                                             -----------    -----------
              COMMON STOCKS -- 93.4%
              AEROSPACE/DEFENSE -- 5.9%
     16,224   Raytheon Co. ..........................................   $   569,493    $   766,584
     14,395   Rockwell International Corp. ..........................       567,628        761,136
                                                                         ----------     ----------
                                                                          1,137,121      1,527,720
                                                                         ----------     ----------
              AUTO PARTS -- 2.8%
     17,890   Genuine Parts Co. .....................................       696,484        733,490
                                                                         ----------     ----------
              BEVERAGES -- 2.3%
      8,095   The Coca-Cola Co. .....................................       430,047        601,054
                                                                         ----------     ----------
              BREWERY -- 2.7%
     10,345   Anheuser-Busch Cos., Inc. .............................       566,609        691,822
                                                                         ----------     ----------
              CHEMICAL -- 1.8%
     10,460   PPG Industries, Inc. ..................................       384,355        478,545
                                                                         ----------     ----------
              ELECTRONICS -- 5.4%
     10,320   General Electric Co. ..................................       544,730        743,040
     11,825   Intel Corp. ...........................................       537,428        671,069
                                                                         ----------     ----------
                                                                          1,082,158      1,414,109
                                                                         ----------     ----------
              FINANCIAL SERVICES -- 8.7%
      6,410   Federal National Mortgage Association..................       701,282        795,641
      9,230   J.P. Morgan & Co., Inc. ...............................       603,158        740,708
     20,210   MBNA Corp. ............................................       714,482        745,244
                                                                         ----------     ----------
                                                                          2,018,922      2,281,593
                                                                         ----------     ----------
              FOOD PROCESSING -- 6.8%
     12,700   General Mills Inc. ....................................       725,607        733,425
     11,560   Philip Morris Cos., Inc. ..............................       709,495      1,046,180
                                                                         ----------     ----------
                                                                          1,435,102      1,779,605
                                                                         ----------     ----------
              FOREST PRODUCTS & PAPERS -- 1.9%
     10,500   Union Camp Corp. ......................................       560,009        500,063
                                                                         ----------     ----------
              INSURANCE -- 5.5%
      8,078   American International Group, Inc. ....................       600,101        747,215
      7,070   Chubb Corp. ...........................................       570,244        684,023
                                                                         ----------     ----------
                                                                          1,170,345      1,431,238
                                                                         ----------     ----------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE VALUE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

                                                                                          VALUE
  SHARES                                                                   COST         (NOTE 2A)
-----------                                                             ----------     ----------
              COMMON STOCKS -- (CONTINUED)
              MISCELLANEOUS MANUFACTURING -- 2.3%
      9,085   Minnesota Mining & Manufacturing Co. ..................   $   480,369    $   601,881
                                                                         ----------     ----------
              OIL/GAS -- 9.9%
     20,775   Ashland, Inc. .........................................       700,770        729,722
      4,713   Atlantic Richfield Co. ................................       543,334        521,965
      8,452   Exxon Corp. ...........................................       619,859        677,216
      4,635   Royal Dutch Petroleum Co. New York Shares ADR..........       567,860        654,114
                                                                         ----------     ----------
                                                                          2,431,823      2,583,017
                                                                         ----------     ----------
              PERSONAL CARE -- 2.3%
     12,300   Tambrands, Inc. .......................................       511,987        587,325
                                                                         ----------     ----------
              PHARMACEUTICALS -- 8.5%
     13,775   Abbott Laboratories....................................       478,681        575,106
      8,000   Bristol-Myers Squibb Co. ..............................       490,000        687,000
     14,545   Merck & Co., Inc. .....................................       585,436        956,334
                                                                         ----------     ----------
                                                                          1,554,117      2,218,440
                                                                         ----------     ----------
              PUBLISHING & PRINTING -- 4.6%
     11,610   Dun & Bradstreet Corp. ................................       619,592        751,747
     21,805   John H. Harland Co. ...................................       480,436        455,179
                                                                         ----------     ----------
                                                                          1,100,028      1,206,926
                                                                         ----------     ----------
              RESTAURANTS/FOOD SERVICES -- 1.7%
      9,804   McDonald's Corp. ......................................       329,660        442,405
                                                                         ----------     ----------
              RETAIL -- DEPARTMENT STORES -- 3.4%
     10,586   May Department Stores Co. .............................       444,729        447,258
     19,345   Wal-Mart Stores, Inc. .................................       459,668        432,844
                                                                         ----------     ----------
                                                                            904,397        880,102
                                                                         ----------     ----------
              TELECOMMUNICATIONS -- 4.8%
     16,995   GTE Corp. .............................................       614,440        747,780
      8,975   SBC Communications, Inc. ..............................       408,138        516,062
                                                                         ----------     ----------
                                                                          1,022,578      1,263,842
                                                                         ----------     ----------

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST

THE VALUE STOCK APPRECIATION FUND
Portfolio of Investments (unaudited) (continued)
December 31, 1995

   SHARES/
 PRINCIPAL                                                                                VALUE
    AMOUNT                                                                  COST        (NOTE 2A)
----------                                                              ------------   -----------
              COMMON STOCKS -- (CONTINUED)
              TEXTILES -- 1.9%
     9,400    VF Corp. ..............................................   $    479,931   $   495,850
                                                                          ----------    ----------
              TOBACCO -- 2.9%
    22,535    UST, Inc. .............................................        657,850       752,106
                                                                          ----------    ----------
              TRANSPORTATION -- 1.5%
    17,518    Alexander & Baldwin, Inc. .............................        385,396       402,914
                                                                          ----------    ----------
              UTILITIES -- 5.8%
    26,675    Central & South West Corp. ............................        736,117       743,566
    16,869    Consolidated Natural Gas Co. ..........................        671,585       765,431
                                                                          ----------    ----------
                                                                           1,407,702     1,508,997
                                                                          ----------    ----------
              TOTAL COMMON STOCKS....................................     20,746,990    24,383,044
                                                                          ----------    ----------
              U.S. TREASURY BILLS -- 7.2%
$1,000,000    5.27% 01/25/96 (d).....................................        996,533       996,533
   900,000    5.33% 03/07/96 (d).....................................        891,312       891,599
                                                                          ----------    ----------
              TOTAL U.S. TREASURY BILLS..............................      1,887,845     1,888,132
                                                                          ----------    ----------
              TOTAL INVESTMENTS -- 100.6%............................   $ 22,634,835    26,271,176
                                                                          ==========
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)........                     (170,820)
                                                                                        ----------
              NET ASSETS -- 100.0%...................................                  $26,100,356
                                                                                        ==========

See Footnotes to Portfolios and accompanying notes to financial statements.

FUNDS IV TRUST
Footnotes to Portfolios (unaudited)

  * Long-Term Credit Ratings given by Standard & Poor's Corp. and Moody's Investors Services, Inc. (unaudited).

Standard & Poor's    Moody's
-----------------    --------
       AAA             Aaa        Instrument judged to be of the best quality and
                                  carrying the smallest amount of investment risk.
       AA               Aa        Instrument judged to be of high quality by all
                                  standards.
        A               A         Instrument judged to be adequate by all standards.
       BBB             Baa        Instrument judged to be of moderate quality by all
                                  standards.

    Items which possess the strongest investment attributes of their category are given that letter rating following by a number. The Standard & Poor's Corp. may modify the ratings by the addition of a plus or minus sign to show relative standing within the major rating categories.

    U.S. Government issues have assumed ratings of AAA/Aaa.

 ** Short-Term Credit Ratings given by the following Nationally Recognized
    Statistical Rating Organizations which represent instrument of the highest quality (unaudited):

Duff & Phelps      Fitch Investor      IBCA     Moody's Investors      Standard & Poor's       Thompson
Credit Rating      Services, Inc.      Ltd.       Services, Inc.             Corp.            BankWatch
--------------     ---------------     ----     ------------------     ------------------     ----------
      D-1                F-1            A1              P-1                    A-1               TBW-1

*** Money Market Funds have credit ratings of AAA/Aaa.

  + The cost of securities for Federal income tax purposes is substantially the same.

 ++ Non-income producing security.

(a) Maturity date shown is the final maturity date; rate shown represents the yield to next interest reset date.

(b) Security restricted as to resale. The total value of restricted security is 5.45% of net assets.

(c) Maturity date shown is the first callable date or put date.

(d) Rate shown is yield to maturity on date of purchase.

INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.

ABBREVIATIONS USED IN THE PORTFOLIOS:

ADR          American Depository Receipts
VR           Variable Rate

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Assets and Liabilities (unaudited)
December 31, 1995

                                                       THE            THE           THE
                                                   CASH RESERVE   SHORT-TERM    INTERMEDIATE       THE
                                                   MONEY MARKET    TREASURY     BOND INCOME    BOND INCOME
                                                       FUND       INCOME FUND       FUND          FUND
                                                   ------------   -----------   ------------   -----------
ASSETS:
  Investments in securities, at value (cost
    $291,865,449, $17,130,757, $124,186,643 and
    $28,235,309, respectively) (Note 2A)......... $291,865,449   $17,608,138    $128,849,238  $29,557,631
  Cash...........................................           --        70,456          27,853           --
  Interest receivable............................    1,533,634       269,581       2,201,751      541,114
  Unamortized organizational costs (Note 2E).....       16,690        15,708          16,937       16,937
  Other assets...................................       15,759           997           6,918          696
                                                  ------------   -----------    ------------  -----------
    Total assets.................................  293,431,532    17,964,880     131,102,697   30,116,378
                                                  ------------   -----------    ------------  -----------
LIABILITIES:
  Payable to Custodian...........................           --            --              --      186,164
  Dividend payable...............................    1,465,491        81,134         630,844      124,542
  Investment Advisory fee payable (Note 3).......       53,444         9,504          44,261       17,212
  Administrative services fee payable (Note 4)...       40,083            --          16,598        3,908
  Shareholder servicing fee payable (Note 5).....       13,361           746           5,533        1,199
  Custodian fee payable (Note 6).................        8,016           448           3,320          719
  Fund accounting fee payable (Note 4)...........        3,319         2,463           5,219        3,004
  Transfer agent fee payable (Note 6)............          718           805           2,332          904
  Other accrued expenses.........................       44,144         2,239          23,631       12,321
                                                  ------------   -----------    ------------  -----------
    Total liabilities............................    1,628,576        97,339         731,738      349,973
                                                  ------------   -----------    ------------  -----------
NET ASSETS....................................... $291,802,956   $17,867,541    $130,370,959  $29,766,405
                                                  ============   ===========   =============  ===========
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest outstanding (par
    value of $0.001 per share); unlimited number
    of shares authorized......................... $    291,802   $     1,729    $     12,544   $    2,770
  Additional paid-in capital.....................  291,510,160    17,341,681     125,125,823   28,314,324
  Accumulated undistributed net realized gain on
    investment transactions......................          994        46,750         569,997      126,989
  Net unrealized appreciation on investments.....           --       477,381       4,662,595    1,322,322
                                                   -----------   -----------   -------------  -----------
Net assets applicable to shares of beneficial
  interest outstanding........................... $291,802,956   $17,867,541    $130,370,959  $29,766,405
                                                   ===========   ===========   =============  ===========
SHARES OF BENEFICIAL INTEREST:
  SERVICE CLASS:
    Shares of beneficial interest outstanding....  291,795,947     1,728,339      12,543,678    2,769,079
                                                   ===========   ===========   =============  ===========

    Net asset value, maximum offering price and
      redemption price per share outstanding.....        $1.00        $10.33          $10.39       $10.75
                                                        ======       =======          ======      =======

  PREMIUM CLASS:
    Shares of beneficial interest outstanding....        6,015           603             605          605
                                                        ======       =======          ======      =======

    Net asset value, maximum offering price and
      redemption price per share outstanding.....        $1.00        $10.33          $10.39       $10.75
                                                        ======       =======          ======      =======

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Assets and Liabilities (unaudited) (continued)
December 31, 1995

                                                                                    THE
                                                                    THE          AGGRESSIVE         THE
                                                                   STOCK           STOCK        VALUE STOCK
                                                                APPRECIATION    APPRECIATION    APPRECIATION
                                                                    FUND            FUND            FUND
                                                                ------------    ------------    ------------
ASSETS:
  Investment in securities, at value (cost $126,803,000,
    $49,432,519 and $22,634,835, respectively) (Note 2A)......  $153,800,731    $56,667,969     $26,271,176
  Cash........................................................       127,986             --              --
  Receivable for investments sold.............................     2,018,733             --              --
  Dividends and interest receivable...........................       330,589         59,723          55,907
  Unamortized organizational costs (Note 2E)..................        16,937         16,937          31,546
  Other assets................................................         7,519          2,672           1,510
                                                                ------------    ------------    ------------
    Total Assets..............................................   156,302,495     56,747,301      26,360,139
                                                                ------------    ------------    ------------
LIABILITIES:
  Payable to Custodian........................................            --        294,278         196,926
  Payable for investments purchased...........................       389,827        431,548              --
  Investment Advisory fee payable (Note 3)....................        84,802         34,850          29,621
  Administrative services fee payable (Note 4)................        19,570          7,017           3,275
  Shareholder servicing fee payable (Note 5)..................         6,523          2,339           1,092
  Custodian fee payable (Note 6)..............................         3,914          1,403             655
  Fund accounting fee payable (Note 4)........................         3,225          3,128           3,605
  Transfer agent fee payable (Note 6).........................         1,801          2,036           1,892
  Other accrued expenses......................................        17,477         25,296          22,717
                                                                ------------    ------------    ------------
    Total Liabilities.........................................       527,139        801,895         259,783
                                                                ------------    ------------    ------------
NET ASSETS....................................................  $155,775,356    $55,945,406     $26,100,356
                                                                =============   ============    ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest outstanding (par value of
    $0.001
    per share); unlimited number of shares authorized.........  $     12,702    $     4,793     $     2,173
  Additional paid-in capital..................................   128,344,045     48,765,572      22,313,734
  Accumulated undistributed (distributions in excess of) net
    investment income.........................................           736          3,017            (338)
  Accumulated undistributed net realized gain (loss) on
    investment transactions...................................       420,142        (63,426)        148,446
  Net unrealized appreciation on investments..................    26,997,731      7,235,450       3,636,341
                                                                ------------    ------------    ------------
Net assets applicable to shares of beneficial interest
  outstanding.................................................  $155,775,356    $55,945,406     $26,100,356
                                                                =============   ============    ============
SHARES OF BENEFICIAL INTEREST:
  SERVICE CLASS:
    Shares of beneficial interest outstanding.................    12,701,079      4,792,709       2,172,900
                                                                  ==========     ==========      ==========

    Net asset value, maximum offering price and redemption
      price per share outstanding.............................        $12.26         $11.67          $12.01
                                                                      ======        =======         =======

  PREMIUM CLASS:
    Shares of beneficial interest outstanding.................           576            575               6
                                                                      ======        =======         =======

    Net asset value, maximum offering price and redemption
      price per share outstanding.............................        $12.26         $11.67          $12.01
                                                                      ======        =======         =======

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Operations (unaudited)
For the Six Months Ended December 31, 1995

                                                   THE              THE             THE
                                               CASH RESERVE     SHORT-TERM      INTERMEDIATE       THE
                                               MONEY MARKET      TREASURY       BOND INCOME    BOND INCOME
                                                   FUND         INCOME FUND        FUND           FUND
                                               ------------    -------------    -----------    -----------
NET INVESTMENT INCOME:
  Interest....................................  $9,005,131       $ 516,732      $4,418,633     $  648,210
                                                ----------        --------      ----------     ----------
EXPENSES:
  Investment Advisory (Note 3)................     299,764          24,589         265,658         40,077
  Administrative services (Note 4)............     224,823          12,294          99,622         15,029
  Shareholder servicing (Note 5)..............      74,941           4,098          33,208          5,010
  Custodian (Note 6)..........................      44,964           2,459          19,924          3,006
  Audit.......................................      16,552           2,258          14,202          7,993
  Reports to shareholders.....................      16,415             904           7,859          1,023
  Fund accounting (Note 4)....................      16,336          15,619          19,768         17,310
  Legal.......................................      11,493             714           6,327            675
  Registration................................       8,613           1,951           9,808          3,997
  Trustees....................................       7,580             408           3,786            575
  Insurance...................................       7,063             168           3,555            493
  Amortization of organization expenses (Note
    2E).......................................       2,334           3,417           2,187          2,187
  Transfer agent (Note 6).....................       1,321           1,998           7,902          1,867
  Miscellaneous...............................       4,419           1,244           4,292          1,620
                                                ----------        --------      ----------     ----------
    Net expenses before waivers...............     736,618          72,121         498,098        100,862
    Expenses waived by Administrator
      (Note 4)................................          --         (12,294)             --         (9,129)
                                                ----------        --------      ----------     ----------
  Net expenses................................     736,618          59,827         498,098         91,733
                                                ----------        --------      ----------     ----------
NET INVESTMENT INCOME.........................   8,268,513         456,905       3,920,535        556,477
                                                ----------        --------      ----------     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment
    transactions..............................       4,409          60,019       1,624,973        282,201
  Net change in unrealized appreciation of
    investments...............................          --         182,446         934,023        684,355
                                                ----------        --------      ----------     ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS.................................       4,409         242,465       2,558,996        966,556
                                                ----------        --------      ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..................................  $8,272,922       $ 699,370      $6,479,531     $1,523,033
                                                ==========        ========      ==========     ==========

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Operations (unaudited) (continued)
For the Six Months Ended December 31, 1995

                                                                                      THE
                                                                      THE          AGGRESSIVE         THE
                                                                     STOCK           STOCK        VALUE STOCK
                                                                  APPRECIATION    APPRECIATION    APPRECIATION
                                                                      FUND            FUND            FUND
                                                                  ------------    ------------    ------------
NET INVESTMENT INCOME:
INCOME:
  Dividends....................................................   $  1,416,676     $  320,689      $  290,616
  Interest.....................................................        107,885         51,568          94,147
                                                                   -----------     ----------      ----------
                                                                     1,524,561        372,257         384,763
                                                                   -----------     ----------      ----------
EXPENSES:
  Investment Advisory (Note 3).................................        471,690        192,062          75,914
  Administrative services (Note 4).............................        108,851         38,671          17,519
  Shareholder servicing (Note 5)...............................         36,284         12,890           5,839
  Custodian (Note 6)...........................................         21,770          7,734           3,506
  Fund accounting (Note 4).....................................         18,325         17,715          17,249
  Audit........................................................         12,050         14,023          12,356
  Registration.................................................          8,207          4,816           3,616
  Legal........................................................          8,053          2,615             924
  Reports to shareholders......................................          8,011          3,994           1,330
  Transfer agent (Note 6)......................................          6,630          4,665           3,162
  Trustees.....................................................          3,651          2,157             596
  Insurance....................................................          3,367          1,187              65
  Amortization of organization expenses (Note 2E)..............          2,187          2,187             769
  Miscellaneous................................................          3,500          3,432           2,104
                                                                   -----------     ----------      ----------
    Net expenses before waivers................................        712,576        308,148         144,949
    Expenses waived by Administrator (Note 4)..................             --             --         (14,244)
                                                                   -----------     ----------      ----------
  Net expenses.................................................        712,576        308,148         130,705
                                                                   -----------     ----------      ----------
NET INVESTMENT INCOME..........................................        811,985         64,109         254,058
                                                                   -----------     ----------      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment transactions.................      3,676,587      1,699,432         297,905
  Net change in unrealized appreciation on investments.........     11,986,554      2,422,408       2,200,899
                                                                   -----------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................     15,663,141      4,121,840       2,498,804
                                                                   -----------     ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $ 16,475,126     $4,185,949      $2,752,862
                                                                   ===========     ==========      ==========

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Changes in Net Assets (unaudited)

                                                         THE CASH RESERVE                 THE SHORT-TERM
                                                       MONEY MARKET FUND(a)          TREASURY INCOME FUND(b)
                                                   ----------------------------    ----------------------------
                                                    SIX MONTHS        PERIOD        SIX MONTHS        PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                                   DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                       1995            1995            1995            1995
                                                   ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.........................   $ 8,268,513     $ 11,878,855    $   456,905     $    630,124
  Net realized gain on investment
    transactions................................         4,409               --         60,019            1,144
  Net change in unrealized appreciation on
    investments.................................            --               --        182,446          294,935
                                                   ------------    ------------    ------------    ------------
  Net increase in net assets resulting from
    operations..................................     8,272,922       11,878,855        699,370          926,203
                                                   ------------    ------------    ------------    ------------
Distributions to Shareholders From:
  Net Investment Income:
    Service Class...............................    (8,268,348)     (11,878,590)      (456,735)        (629,853)
    Premium Class...............................          (165)            (265)          (170)            (271)
                                                   ------------    ------------    ------------    ------------
                                                    (8,268,513)     (11,878,855)      (456,905)        (630,124)
                                                   ------------    ------------    ------------    ------------
  Net Realized Capital Gain:
    Service Class...............................        (3,415)              --        (14,408)              --
    Premium Class...............................            --               --             (5)              --
                                                   ------------    ------------    ------------    ------------
                                                        (3,415)              --        (14,413)              --
                                                   ------------    ------------    ------------    ------------
Transactions in Shares of Beneficial Interest:
  Proceeds from sales of shares:
    Service Class...............................   244,582,629      504,606,671      3,465,608       19,068,124
    Premium Class...............................            --               --             --               --
                                                   ------------    ------------    ------------    ------------
                                                   244,582,629      504,606,671      3,465,608       19,068,124
                                                   ------------    ------------    ------------    ------------
  Net asset value of shares issued in
    reinvestment of distributions:
      Service Class.............................         5,088            7,113        321,815          535,484
      Premium Class.............................           137              263            147              269
                                                   ------------    ------------    ------------    ------------
                                                         5,225            7,376        321,962          535,753
                                                   ------------    ------------    ------------    ------------
  Cost of shares redeemed:
    Service Class...............................  (227,454,913)    (229,956,257)    (1,426,022)      (4,633,246)
    Premium Class...............................            --               --             --               --
                                                   ------------    ------------    ------------    ------------
                                                  (227,454,913)    (229,956,257)    (1,426,022)      (4,633,246)
                                                   ------------    ------------    ------------    ------------
Net increase in net assets derived from
  transactions in shares of beneficial
  interest......................................    17,132,941      274,657,790      2,361,548       14,970,631
                                                   ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS......................    17,133,935      274,657,790      2,589,600       15,266,710
NET ASSETS:
  Beginning of period...........................   274,669,021           11,231     15,277,941           11,231
                                                   ------------    ------------    ------------    ------------
  End of period.................................  $291,802,956     $274,669,021    $17,867,541     $ 15,277,941
                                                   =============   ============    =============   ============

(a) Fund commenced operations on August 19, 1994.
(b) Fund commenced operations on August 26, 1994.

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Changes in Net Assets (unaudited) (continued)

                                                         THE INTERMEDIATE                    THE BOND
                                                       BOND INCOME FUND(a)                INCOME FUND(a)
                                                   ----------------------------    ----------------------------
                                                    SIX MONTHS        PERIOD        SIX MONTHS        PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                                   DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                       1995            1995            1995            1995
                                                   ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.........................   $ 3,920,535     $  6,011,113    $   556,477     $    777,560
  Net realized gain (loss) on investment
    transactions................................     1,624,973       (1,054,976)       282,201         (155,212)
  Net change in unrealized appreciation on
    investments.................................       934,023        3,728,572        684,355          637,967
                                                   ------------    ------------    ------------    ------------
  Net increase in net assets resulting from
    operations..................................     6,479,531        8,684,709      1,523,033        1,260,315
                                                   ------------    ------------    ------------    ------------
Distributions to Shareholders From:
  Net Investment Income:
    Service Class...............................    (3,920,352)      (6,010,821)      (556,302)        (777,262)
    Premium Class...............................          (182)            (292)          (175)            (298)
                                                   ------------    ------------    ------------    ------------
                                                    (3,920,534)      (6,011,113)      (556,477)        (777,560)
                                                   ------------    ------------    ------------    ------------
Transactions in Shares of Beneficial Interest:
  Proceeds from sales of shares:
    Service Class...............................    18,680,087      151,855,281     16,515,140       18,704,493
    Premium Class...............................            --               --             --               --
                                                   ------------    ------------    ------------    ------------
                                                    18,680,087      151,855,281     16,515,140       18,704,493
                                                   ------------    ------------    ------------    ------------
  Net asset value of shares issued in
    reinvestment of distributions:
      Service Class.............................     3,070,055        5,850,294        385,069          756,287
      Premium Class.............................           150              290            144              295
                                                   ------------    ------------    ------------    ------------
                                                     3,070,205        5,850,584        385,213          756,582
                                                   ------------    ------------    ------------    ------------
  Cost of shares redeemed:
    Service Class...............................   (23,261,225)     (31,067,797)    (1,083,576)      (6,971,989)
    Premium Class...............................            --               --             --               --
                                                   ------------    ------------    ------------    ------------
                                                   (23,261,225)     (31,067,797)    (1,083,576)      (6,971,989)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets derived
  from transactions in shares of beneficial
  interest......................................    (1,510,933)     126,638,068     15,816,777       12,489,086
                                                   ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS......................     1,048,064      129,311,664     16,783,333       12,971,841
NET ASSETS:
  Beginning of period...........................   129,322,895           11,231     12,983,072           11,231
                                                   ------------    ------------    ------------    ------------
  End of period.................................  $130,370,959     $129,322,895    $29,766,405     $ 12,983,072
                                                   ============    ============    ============    ============

(a) Fund commenced operations on August 26, 1994.

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Changes in Net Assets (unaudited) (continued)

                                                            THE STOCK                  THE AGGRESSIVE STOCK
                                                       APPRECIATION FUND(a)            APPRECIATION FUND(a)
                                                   ----------------------------    ----------------------------
                                                    SIX MONTHS        PERIOD        SIX MONTHS        PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                                   DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                       1995            1995            1995            1995
                                                   ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.........................   $   811,985     $  1,820,788    $    64,109     $    424,601
  Net realized gain (loss) on investment
    transactions................................     3,676,587       (2,494,115)     1,699,432       (1,059,218)
  Net change in unrealized appreciation on
    investments.................................    11,986,554       15,011,177      2,422,408        4,813,042
                                                   ------------    ------------    ------------    ------------
  Net increase in net assets resulting from
    operations..................................    16,475,126       14,337,850      4,185,949        4,178,425
                                                   ------------    ------------    ------------    ------------
Distributions to Shareholders From:
  Net Investment Income:
    Service Class...............................      (811,345)      (1,820,567)       (61,085)        (424,543)
    Premium Class...............................           (37)             (88)            (7)             (58)
                                                   ------------    ------------    ------------    ------------
                                                      (811,382)      (1,820,655)       (61,092)        (424,601)
                                                   ------------    ------------    ------------    ------------
  Net Realized Capital Gain:
    Service Class...............................      (762,295)              --       (703,555)              --
    Premium Class...............................           (35)              --            (85)              --
                                                   ------------    ------------    ------------    ------------
                                                      (762,330)              --       (703,640)              --
                                                   ------------    ------------    ------------    ------------
Transactions in Shares of Beneficial Interest:
  Proceeds from sales of shares:
    Service Class...............................    23,029,862      141,795,146     11,686,641       52,202,929
    Premium Class...............................            --               --             --               --
                                                   ------------    ------------    ------------    ------------
                                                    23,029,862      141,795,146     11,686,641       52,202,929
                                                   ------------    ------------    ------------    ------------
  Net asset value of shares issued in
    reinvestment of distributions:
      Service Class.............................     1,498,145        1,792,471        724,851          415,956
      Premium Class.............................            72               88             88               57
                                                   ------------    ------------    ------------    ------------
                                                     1,498,217        1,792,559        724,939          416,013
                                                   ------------    ------------    ------------    ------------
  Cost of shares redeemed:
    Service Class...............................   (14,899,474)     (24,870,794)    (4,098,609)     (12,172,779)
    Premium Class...............................            --               --             --               --
                                                   ------------    ------------    ------------    ------------
                                                   (14,899,474)     (24,870,794)    (4,098,609)     (12,172,779)
                                                   ------------    ------------    ------------    ------------
Net increase in net assets derived from
  transactions in shares of beneficial
  interest......................................     9,628,605      118,716,911      8,312,971       40,446,163
                                                   ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS......................    24,530,019      131,234,106     11,734,188       44,199,987
NET ASSETS:
  Beginning of period...........................   131,245,337           11,231     44,211,218           11,231
                                                   ------------    ------------    ------------    ------------
  End of period.................................  $155,775,356     $131,245,337    $55,945,406     $ 44,211,218
                                                  =============   =============   =============    ============
Undistributed net investment income.............          $736             $133         $3,017               --
                                                         =====             ====        =======             ====

(a) Fund commenced operations on August 26, 1994.

See accompanying notes to financial statements.

FUNDS IV TRUST
Statement of Changes in Net Assets (unaudited) (continued)

                                                                                    THE VALUE STOCK
                                                                                  APPRECIATION FUND(a)
                                                                              ----------------------------
                                                                               SIX MONTHS        PERIOD
                                                                                 ENDED           ENDED
                                                                              DECEMBER 31,      JUNE 30,
                                                                                  1995            1995
                                                                              ------------    ------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income....................................................   $   254,058     $    181,162
  Net realized gain on investment transactions.............................       297,905          223,397
  Net change in unrealized appreciation on investments.....................     2,200,899        1,435,442
                                                                              ------------    ------------
                                                                                2,752,862        1,840,001
                                                                              ------------    ------------
Distributions to Shareholders From:
  Net Investment Income:
    Service Class..........................................................      (254,370)        (181,187)
    Premium Class..........................................................            (1)              --
                                                                              ------------    ------------
                                                                                 (254,371)        (181,187)
                                                                              ------------    ------------
  Net Realized Capital Gain:
    Service Class..........................................................      (372,855)              --
    Premium Class..........................................................            (1)              --
                                                                              ------------    ------------
                                                                                 (372,856)              --
                                                                              ------------    ------------
Transactions in Shares of Beneficial Interest:
  Proceeds from sales of shares:
    Service Class..........................................................     5,069,341       19,959,592
    Premium Class..........................................................            --               --
                                                                              ------------    ------------
                                                                                5,069,341       19,959,592
                                                                              ------------    ------------
  Net asset value of shares issued in reinvestment of distributions:
    Service Class..........................................................       608,762          180,830
    Premium Class..........................................................             1               --
                                                                              ------------    ------------
                                                                                  608,763          180,830
                                                                              ------------    ------------
  Cost of shares redeemed:
    Service Class..........................................................    (2,392,934)      (1,109,805)
    Premium Class..........................................................            --               --
                                                                              ------------    ------------
                                                                               (2,392,934)      (1,109,805)
                                                                              ------------    ------------
Net increase in net assets derived from transactions in shares of
  beneficial interest......................................................     3,285,170       19,030,617
                                                                              ------------    ------------
NET INCREASE IN NET ASSETS.................................................     5,410,805       20,689,431
NET ASSETS:
  Beginning of period......................................................    20,689,551              120
                                                                              ------------    ------------
  End of period............................................................   $26,100,356     $ 20,689,551
                                                                              =============   ============
Distributions in excess of net investment income...........................         $(338)            $(25)
                                                                                   ======             ====

(a) Fund commenced operations on February 10, 1995.

See accompanying notes to financial statements.

FUNDS IV TRUST
Notes to Financial Statements (unaudited)
December 31, 1995

1.  DESCRIPTION AND ORGANIZATION

     FUNDS IV Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 2, 1994 and currently consists of eleven portfolios: The U.S. Treasury Reserve Money Market Fund, The Cash Reserve Money Market Fund, The Short-Term Treasury Income Fund, The Intermediate Bond Income Fund, The Bond Income Fund, The Stock Appreciation Fund, The Aggressive Stock Appreciation Fund, The Value Stock Appreciation Fund, The U.S. Intermediate Tax Exempt Fund, The Kansas Intermediate Tax Exempt Fund, and The International Equity Fund (each, a "Fund", collectively, the "Funds"). Each Fund comprises two classes of shares, the Service Class and the Premium Class. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

     Currently, seven of the Funds are active. The Cash Reserve Money Market Fund commenced operations on August 19, 1994; The Short-Term Treasury Income Fund, The Intermediate Bond Income Fund, The Bond Income Fund, The Stock Appreciation Fund, and The Aggressive Stock Appreciation Fund commenced operations on August 26, 1994. The Value Stock Appreciation Fund commenced operations on February 10, 1995. As of December 31, 1995, The U.S. Treasury Reserve Money Market Fund, The U.S. Intermediate Tax Exempt Fund, The Kansas Intermediate Tax Exempt Fund, and The International Equity Fund had not commenced operations.

     Prior to the commencement of operations, none of the Funds had any operations other than organization matters and the sale to FUNDS IV Distributor, Inc. ("FFD"), the Trust's Distributor, of shares of beneficial interest representing the initial capital of the Funds.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Service Class shares and the Premium Class shares may bear separate shareholder servicing expenses, different transfer agency and printing and postage expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     A) SECURITY VALUATION: The Funds (except The Cash Reserve Money Market
        Fund) value investments at the last sales price on the securities exchange on which such securities are primarily traded. Over-the-counter securities, or exchange traded securities for which there are no transactions, are valued at the current bid price. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. In the absence of market quotations, investments are valued at fair value as determined in good faith by, or at the direction of the Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

        maturity at purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

             Investment securities of The Cash Reserve Money Market Fund are valued using the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

     B) INVESTMENT TRANSACTIONS AND INCOME: Investment transactions are recorded on the trade date. Identified cost of investments sold is used to calculate gain and loss on sales for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividend income is recorded on the ex-dividend date.

     C) DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly, generally on the first business day of each month, for The Cash Reserve Money Market Fund, The Short-Term Treasury Income Fund, The Intermediate Bond Income Fund, and The Bond Income Fund. In the case of The Stock Appreciation Fund, The Aggressive Stock Appreciation Fund, and The Value Stock Appreciation Fund, dividends are paid at least annually. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by the Fund. The amount of dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

     D) FEDERAL INCOME TAXES: Each Fund is a separate taxable entity for Federal income tax purposes, qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes all of its "investment company taxable income" as defined in the Code, and net capital gains, if any, to its shareholders. Each Fund also intends to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for Federal income taxes is required.

     E) ORGANIZATIONAL COSTS: Costs incurred in connection with the organization and initial registration of each Fund have been deferred and are being amortized on a straight-line basis for a five-year period beginning with the commencement of operations of each Fund. In the event that any of the initial shares of the Funds owned by FFD are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organization expenses in the same proportion as the number of initial

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

         shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     F) DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day (for daily dividend Funds, based on the value of outstanding settled shares).

3.  INVESTMENT ADVISERS

     BANK IV KANSAS, N.A. ("BANK IV") provides investment advisory services to the Funds (except The Cash Reserve Money Market Fund). BANK IV is a wholly-owned subsidiary of Fourth Financial Corporation ("Fourth Financial") and it acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations.

     On January 31, 1996, Fourth Financial, the corporate parent of BANK IV (the investment adviser to the Funds) merged, pursuant to an Agreement and Plan of Merger (the "Merger Agreement") with Boatmen's Bancshares, Inc. ("Boatmen's"). The Merger Agreement provides, among other things, for the merger of Fourth Financial with and into a wholly-owned subsidiary of Boatmen's (the "Merger").

     The Merger resulted in one of the nation's 30 largest bank holding companies, with estimated assets of over $40 billion. As of September 30, 1995, Fourth Financial was the nation's 71st largest bank holding company, with assets of over $7.5 billion, and Boatmen's was the nation's 30th largest bank holding company with assets of approximately $33 billion. Boatmen's and its subsidiaries provide a broad range of financial services to individuals and businesses through offices in nine states. Boatmen's manages or otherwise oversees the investment of over $45 billion in assets belonging to a wide range of clients, including the Pilot Family of Funds.

     On January 15, 1996, the Trustees of Funds IV Trust approved the assignment of the Trust's advisory contract with BANK IV that is deemed to occur upon the consummation of this Merger.

     AMR Investment Services, Inc. ("AMR") provides investment advisory services to The Cash Reserve Money Market Fund. AMR is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. It was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services.

     Pursuant to the separate Advisory Agreements, BANK IV and AMR act as Investment Advisers and, subject to the supervision and direction of the Trust's Board of Trustees, direct the investments of the Funds in accordance with their investment objectives and policies, make investment decisions and place orders to purchase and sell securities for the Funds. As compensation for their investment advisory services, the Advisers are each entitled to receive from the respective Funds they advise a

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

monthly fee at an annual percentage rate of the average daily net assets of the Funds as indicated below:

        The Cash Reserve Money Market Fund...................................  0.200%
        The Short-Term Treasury Income Fund..................................  0.300%
        The Intermediate Bond Income Fund....................................  0.400%
        The Bond Income Fund.................................................  0.400%
        The Stock Appreciation Fund..........................................  0.650%
        The Aggressive Stock Appreciation Fund...............................  0.745%
        The Value Stock Appreciation Fund....................................  0.650%

     For the six months ended December 31, 1995, BANK IV and AMR were entitled to and received investment advisory fees as indicated below:

                                                                   BANK IV      AMR
                                                                   --------   --------
        The Cash Reserve Money Market Fund.......................        --   $299,764
        The Short-Term Treasury Income Fund......................  $ 24,589         --
        The Intermediate Bond Income Fund........................   265,658         --
        The Bond Income Fund.....................................    40,077         --
        The Stock Appreciation Fund..............................   471,690         --
        The Aggressive Stock Appreciation Fund...................   192,062         --
        The Value Stock Appreciation Fund........................    75,914         --

4.  ADMINISTRATOR

     Furman Selz LLC, formerly Furman Selz Incorporated ("Furman Selz") serves as the Trust's Administrator. Pursuant to a Administrative Services Contract between the Trust and Furman Selz, Furman Selz provides management and administrative services for the operation of the Funds, furnishes office space and certain facilities required for conducting the business of the Funds and pays the compensation of the Trust's officers affiliated with Furman Selz.

     As compensation for its administrative services, Furman Selz receives a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets.

     For the six months ended December 31, 1995, Furman Selz was entitled to and voluntarily waived administrative services fees as indicated below:

                                                                       FURMAN SELZ
                                                                    ------------------
                                                                    ENTITLED   WAIVED
                                                                    --------   -------
        The Cash Reserve Money Market Fund........................  $224,823        --
        The Short-Term Treasury Income Fund.......................    12,294   $12,294
        The Intermediate Bond Income Fund.........................    99,622        --
        The Bond Income Fund......................................    15,029     9,129
        The Stock Appreciation Fund...............................   108,851        --
        The Aggressive Stock Appreciation Fund....................    38,671        --
        The Value Stock Appreciation Fund.........................    17,519    14,244

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

     In addition, Furman Selz also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement between the Trust and Furman Selz. As compensation for its accounting services, Furman Selz receives from each Fund an annual fee of $30,000 plus out-of-pocket expenses.

     Currently, California is the only state imposing limitations on the expenses of the Funds. If, in any fiscal year, the total expenses of a Fund (excluding taxes, interest, distribution expenses, brokerage commissions, certain portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fees) exceed the expense limitations applicable to that Fund imposed by the securities regulations, BANK IV, or AMR (with respect to The Cash Reserve Money Market Fund only), and Furman Selz will reimburse the Funds for a portion of the excess with BANK IV or AMR paying 60% and Furman Selz the remaining 40% of the excess. Aggregate annual expenses shall not normally exceed 2 1/2% of the first $30 million of the average net assets, 2% of the next $70 million of the average net assets, and 1 1/2% of the remaining average net assets. For the six months ended December 31, 1995, there were no reimbursements required as a result of these expense limitations for the Funds.

5.  SERVICE ORGANIZATIONS

     The Trust contracts with banks, trust companies, brokers-dealers, or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Such services, which are described more fully in the Statement of Additional Information, may include, among other things: (i) maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) providing periodic statements showing a shareholder's account balance; and (iv) furnishing periodic and annual statements, annual reports, prospectuses, and other communications from the Funds to shareholders.

     Each Service Organization has agreed to transmit a schedule to its clients of any additional fees or conditions that may be applicable to the investment of the Funds' shares.

     For the services provided, the Funds may pay fees to Service Organizations at an annual rate of up to 0.05% of the average daily net asset value of the Funds' Service Class shares owned by shareholders with whom the Service Organization has a servicing relationship. The Premium Class shares may bear an additional shareholder servicing charge of up to 0.50%, annually, of the average daily net assets. For the six months ended December 31, 1995, Service Class shares and Premium Class shares incurred shareholder servicing fees of 0.05%.

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

     For the six months ended December 31, 1995, BANK IV earned shareholder servicing fees as indicated below:

        The Cash Reserve Money Market Fund.................................  $74,941
        The Short-Term Treasury Income Fund................................    4,098
        The Intermediate Bond Income Fund..................................   33,208
        The Bond Income Fund...............................................    5,010
        The Stock Appreciation Fund........................................   36,284
        The Aggressive Stock Appreciation Fund.............................   12,890
        The Value Stock Appreciation Fund..................................    5,839

6.  OTHER TRANSACTIONS WITH AFFILIATES

     The Trust retains FFD, a subsidiary of Furman Selz, to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. FFD will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers as well as sell the Funds' shares to individual investors.

     Pursuant to a Services Agreement between the Trust and Furman Selz, Furman Selz acts as transfer agent for the Funds and assists the Trust with certain transfer and dividend disbursing agent functions. For these transfer agent services, Furman Selz receives a fee of $15 per account per year plus out-of-pocket expenses.

     For the six months ended December 31, 1995, Furman Selz earned transfer agent fees as indicated below:

        The Cash Reserve Money Market Fund..................................  $  202
        The Short-Term Treasury Income Fund.................................   1,291
        The Intermediate Bond Income Fund...................................   5,546
        The Bond Income Fund................................................   1,327
        The Stock Appreciation Fund.........................................   5,606
        The Aggressive Stock Appreciation Fund..............................   4,204
        The Value Stock Appreciation Fund...................................   1,216

     BANK IV serves as the Trust's custodian and receives a monthly fee at an annual rate of 0.03% of each Fund's average daily net assets.

     For the six months ended December 31, 1995, BANK IV earned custodian fees as indicated below:

        The Cash Reserve Money Market Fund.................................  $44,964
        The Short-Term Treasury Income Fund................................    2,459
        The Intermediate Bond Income Fund..................................   19,924
        The Bond Income Fund...............................................    3,006
        The Stock Appreciation Fund........................................   21,770
        The Aggressive Stock Appreciation Fund.............................    7,734
        The Value Stock Appreciation Fund..................................    3,506

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

7.  PORTFOLIO SECURITY TRANSACTIONS

     The cost of securities purchased ("purchases") and proceeds from securities sold ("sales"), (excluding short-term securities) for the six months ended December 31, 1995 were as follows:

                                                                               U.S. GOVERNMENT
                                               COMMON STOCKS AND BONDS           OBLIGATIONS
                                              -------------------------   -------------------------
                                               PURCHASES       SALES       PURCHASES       SALES
                                              -----------   -----------   -----------   -----------
The Short-Term Treasury Income Fund..........     --            --        $10,822,297   $ 8,584,797
The Intermediate Bond Income Fund............ $34,208,695   $ 3,238,593    57,893,398    59,523,839
The Bond Income Fund.........................   3,520,508     2,921,520    26,633,742    11,771,312
The Stock Appreciation Fund..................  57,926,289    50,117,284       --            --
The Aggressive Stock Appreciation Fund.......  29,137,639    21,285,390       --            --
The Value Stock Appreciation Fund............   8,720,475     3,866,082       --            --

     Unrealized appreciation (depreciation) at December 31, 1995 based on cost of securities for Federal income tax purposes is as follows:

                                                                GROSS          GROSS           NET
                                               AGGREGATE      UNREALIZED     UNREALIZED     UNREALIZED
                                                  COST       APPRECIATION   DEPRECIATION   APPRECIATION
                                              ------------   ------------   ------------   ------------
The Short-Term Treasury Income Fund.........  $ 17,130,757    $  477,381             --    $    477,381
The Intermediate Bond Income Fund...........   124,186,643     4,665,121     $    2,526       4,662,595
The Bond Income Fund........................    28,235,309     1,322,322             --       1,322,322
The Stock Appreciation Fund.................   126,803,000    28,645,516      1,647,785      26,997,731
The Aggressive Stock Appreciation Fund......    49,432,519     8,723,946      1,488,496       7,235,450
The Value Stock Appreciation Fund...........     2,634,835     3,769,737        133,396       3,636,341

8.  CAPITAL SHARE TRANSACTIONS

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds for the periods from commencement of operation through June 30, 1995 and the six months ended December 31, 1995 were as follows:

                                                        THE CASH RESERVE MONEY MARKET FUND
                                                  -----------------------------------------------
                                                     SIX MONTHS ENDED           PERIOD ENDED
                                                    DECEMBER 31, 1995          JUNE 30, 1995
                                                  ----------------------   ----------------------
                                                    SERVICE      PREMIUM     SERVICE      PREMIUM
                                                     CLASS        CLASS       CLASS        CLASS
                                                  ------------   -------   ------------   -------
Shares sold.....................................   244,582,629       --     504,606,671       --
Shares issued in reinvestment of
  distributions.................................         5,088      137           7,113      263
                                                  ------------   -------   ------------   -------
                                                   244,587,717      137     504,613,784      263
Shares redeemed.................................  (227,454,913)      --    (229,956,257)      --
                                                  ------------   -------   ------------   -------
Net increase in shares..........................    17,132,804      137     274,657,527      263
Beginning of period.............................   274,663,143    5,878           5,616    5,615
                                                  ------------   -------   ------------   -------
End of period...................................   291,795,947    6,015     274,663,143    5,878
                                                   ===========   =======    ===========   =======

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

                                                        THE SHORT-TERM TREASURY INCOME FUND
                                                  -----------------------------------------------
                                                     SIX MONTHS ENDED           PERIOD ENDED
                                                    DECEMBER 31, 1995          JUNE 30, 1995
                                                  ----------------------   ----------------------
                                                    SERVICE      PREMIUM     SERVICE      PREMIUM
                                                     CLASS        CLASS       CLASS        CLASS
                                                  ------------   -------   ------------   -------
Shares sold.....................................       338,801       --       1,909,207       --
Shares issued in reinvestment of
  distributions.................................        31,516       14          53,737       28
                                                  ------------   -------   ------------   -------
                                                       370,317       14       1,962,944       28
Shares redeemed.................................      (139,548)      --        (465,936)      --
                                                  ------------   -------   ------------   -------
Net increase in shares..........................       230,769       14       1,497,008       28
Beginning of period.............................     1,497,570      589             562      561
                                                  ------------   -------   ------------   -------
End of period...................................     1,728,339      603       1,497,570      589
                                                   ===========   =======    ===========   =======

                                                         THE INTERMEDIATE BOND INCOME FUND
                                                   ----------------------------------------------
                                                     SIX MONTHS ENDED           PERIOD ENDED
                                                     DECEMBER 31, 1995         JUNE 30, 1995
                                                   ---------------------   ----------------------
                                                     SERVICE     PREMIUM     SERVICE      PREMIUM
                                                      CLASS       CLASS       CLASS        CLASS
                                                   -----------   -------   ------------   -------
Shares sold......................................    1,770,293       --      15,236,808       --
Shares issued in reinvestment of distributions...      362,206       14         589,850       30
                                                   -----------   -------   ------------   -------
                                                     2,132,499       14      15,826,658       30
Shares redeemed..................................   (2,274,716)      --      (3,141,325)      --
                                                   -----------   -------   ------------   -------
Net increase (decrease) in shares................     (142,217)      14      12,685,333       30
Beginning of period..............................   12,685,895      591             562      561
                                                   -----------   -------   ------------   -------
End of period....................................   12,543,678      605      12,685,895      591
                                                    ==========   =======    ===========   =======

                                                                THE BOND INCOME FUND
                                                   ----------------------------------------------
                                                     SIX MONTHS ENDED           PERIOD ENDED
                                                     DECEMBER 31, 1995         JUNE 30, 1995
                                                   ---------------------   ----------------------
                                                     SERVICE     PREMIUM     SERVICE      PREMIUM
                                                      CLASS       CLASS       CLASS        CLASS
                                                   -----------   -------   ------------   -------
Shares sold......................................    1,580,403       --       1,872,843       --
Shares issued in reinvestment of distributions...       36,948       14          76,453       30
                                                   -----------   -------   ------------   -------
                                                     1,617,351       14       1,949,296       30
Shares redeemed..................................     (102,123)      --        (696,007)      --
                                                   -----------   -------   ------------   -------
Net increase in shares...........................    1,515,228       14       1,253,289       30
Beginning of period..............................    1,253,851      591             562      561
                                                   -----------   -------   ------------   -------
End of period....................................    2,769,079      605       1,253,851      591
                                                    ==========   =======    ===========   =======

FUNDS IV TRUST
Notes to Financial Statements (unaudited) (continued)
December 31, 1995

                                                            THE STOCK APPRECIATION FUND
                                                   ----------------------------------------------
                                                     SIX MONTHS ENDED           PERIOD ENDED
                                                     DECEMBER 31, 1995         JUNE 30, 1995
                                                   ---------------------   ----------------------
                                                     SERVICE     PREMIUM     SERVICE      PREMIUM
                                                      CLASS       CLASS       CLASS        CLASS
                                                   -----------   -------   ------------   -------
Shares sold......................................    1,970,695       --      14,137,595       --
Shares issued in reinvestment of distributions...      123,349        6         174,961        9
                                                   -----------   -------   ------------   -------
                                                     2,094,044        6      14,312,556        9
Shares redeemed..................................   (1,268,660)      --      (2,437,423)      --
                                                   -----------   -------   ------------   -------
Net increase in shares...........................      825,384        6      11,875,133        9
Beginning of period..............................   11,875,695      570             562      561
                                                   -----------   -------   ------------   -------
End of period....................................   12,701,079      576      11,875,695      570
                                                    ==========   =======    ===========   =======

                                                       THE AGGRESSIVE STOCK APPRECIATION FUND
                                                   ----------------------------------------------
                                                     SIX MONTHS ENDED           PERIOD ENDED
                                                     DECEMBER 31, 1995         JUNE 30, 1995
                                                   ---------------------   ----------------------
                                                     SERVICE     PREMIUM     SERVICE      PREMIUM
                                                      CLASS       CLASS       CLASS        CLASS
                                                   -----------   -------   ------------   -------
Shares sold......................................    1,021,036       --       5,220,643       --
Shares issued in reinvestment of distributions...       63,346        8          41,285        6
                                                   -----------   -------   ------------   -------
                                                     1,084,382        8       5,261,928        6
Shares redeemed..................................     (356,614)      --      (1,197,549)      --
                                                   -----------   -------   ------------   -------
Net increase in shares...........................      727,768        8       4,064,379        6
Beginning of period..............................    4,064,941      567             562      561
                                                   -----------   -------   ------------   -------
End of period....................................    4,792,709      575       4,064,941      567
                                                    ==========   =======    ===========   =======

                                                         THE VALUE STOCK APPRECIATION FUND
                                                   ----------------------------------------------
                                                     SIX MONTHS ENDED           PERIOD ENDED
                                                     DECEMBER 31, 1995         JUNE 30, 1995
                                                   ---------------------   ----------------------
                                                     SERVICE     PREMIUM     SERVICE      PREMIUM
                                                      CLASS       CLASS       CLASS        CLASS
                                                   -----------   -------   ------------   -------
Shares sold......................................      439,343       --       1,978,935       --
Shares issued in reinvestment of distributions...       50,807       --          16,932       --
                                                   -----------   -------   ------------   -------
                                                       490,150       --       1,995,867       --
Shares redeemed..................................     (209,739)      --        (103,384)      --
                                                   -----------   -------   ------------   -------
Net increase in shares...........................      280,411       --       1,892,483       --
Beginning of period..............................    1,892,489        6               6        6
                                                   -----------   -------   ------------   -------
End of period....................................    2,172,900        6       1,892,489        6
                                                    ==========   =======    ===========   =======

FUNDS IV TRUST
Financial Highlights (unaudited)
For a share of beneficial interest outstanding throughout each period

                                                             THE CASH RESERVE MONEY MARKET FUND
                                                         ------------------------------------------
                                                          SIX MONTHS ENDED         PERIOD ENDED
                                                          DECEMBER 31, 1995       JUNE 30, 1995*
                                                         -------------------    -------------------
                                                         SERVICE     PREMIUM    SERVICE     PREMIUM
                                                          CLASS       CLASS      CLASS       CLASS
                                                         --------    -------    --------    -------
Net Asset Value, Beginning of Period..................   $   1.00    $ 1.00     $   1.00    $ 1.00
                                                         --------    -------    --------    -------
Income from Investment Operations:
  Net investment income...............................       0.03      0.03         0.05      0.05
                                                         --------    -------    --------    -------
Less Distributions:
  Dividends from net investment income................      (0.03)    (0.03 )      (0.05)    (0.05 )
                                                         --------    -------    --------    -------
Net Asset Value, End of Period........................   $   1.00    $ 1.00     $   1.00    $ 1.00
                                                         ========    =======    ========    =======
Total Return**........................................       2.80%     2.80%        4.74%     4.74%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)............   $291,797        $6     $274,663        $6
  Ratios of Net Expenses to Average Net Assets+.......       0.49%     0.49%        0.50%     0.50%
  Ratios of Expenses Before Effect of Waivers+........       0.49%     0.99%        0.54%     1.04%
  Ratios of Net Investment Income to
     Average Net Assets+..............................       5.51%     5.51%        5.40%     5.40%
---------------
 * Fund commenced operations on August 19, 1994.
** Total return not annualized.
 + Annualized.

FUNDS IV TRUST
Financial Highlights (unaudited) (continued)
For a share of beneficial interest outstanding throughout each period

                                                             THE SHORT-TERM TREASURY INCOME FUND
                                                           ----------------------------------------
                                                            SIX MONTHS ENDED        PERIOD ENDED
                                                           DECEMBER 31, 1995       JUNE 30, 1995*
                                                           ------------------    ------------------
                                                           SERVICE    PREMIUM    SERVICE    PREMIUM
                                                            CLASS      CLASS      CLASS      CLASS
                                                           -------    -------    -------    -------
Net Asset Value, Beginning of Period....................   $ 10.20    $10.20     $ 10.00    $10.00
                                                           -------    -------    -------    -------
Income from Investment Operations:
  Net investment income.................................      0.28      0.28        0.47      0.47
  Net realized and unrealized gain on securities........      0.14      0.14        0.20      0.20
                                                           -------    -------    -------    -------
  Total from Investment Operations......................      0.42      0.42        0.67      0.67
                                                           -------    -------    -------    -------
Less Distributions From:
  Net investment income.................................     (0.28)    (0.28)      (0.47)    (0.47)
  Net realized capital gain.............................     (0.01)    (0.01)         --        --
                                                           -------    -------    -------    -------
  Total Distributions...................................     (0.29)    (0.29)      (0.47)    (0.47)
                                                           -------    -------    -------    -------
Net Asset Value, End of Period..........................   $ 10.33    $10.33     $ 10.20    $10.20
                                                           =======    =======    =======    =======
Total Return**..........................................      4.23%     4.23%       6.95%     6.95%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)..............   $17,862        $6     $15,272        $6
  Ratios of Net Expenses to Average Net Assets+.........      0.73%     0.73%       0.75%     0.75%
  Ratios of Expenses Before Effect of Waivers+..........      0.88%     1.38%       1.04%     1.54%
  Ratios of Net Investment Income to
     Average Net Assets+................................      5.56%     5.56%       5.65%     5.65%
  Portfolio Turnover Rate...............................     53.77%    53.77%      83.28%    83.28%
---------------
 * Fund commenced operations on August 26, 1994.
** Total return not annualized.
 + Annualized.

FUNDS IV TRUST
Financial Highlights (unaudited) (continued)
For a share of beneficial interest outstanding throughout each period

                                                            THE INTERMEDIATE BOND INCOME FUND
                                                        ------------------------------------------
                                                         SIX MONTHS ENDED         PERIOD ENDED
                                                         DECEMBER 31, 1995       JUNE 30, 1995*
                                                        -------------------    -------------------
                                                        SERVICE     PREMIUM    SERVICE     PREMIUM
                                                         CLASS       CLASS      CLASS       CLASS
                                                        --------    -------    --------    -------
Net Asset Value, Beginning of Period................... $  10.19    $10.19     $  10.00    $10.00
                                                        --------    -------    --------    -------
Income from Investment Operations:
  Net investment income................................     0.30      0.30         0.51      0.51
  Net realized and unrealized gain on securities.......     0.20      0.20         0.19      0.19
                                                        --------    -------    --------    -------
  Total from Investment Operations.....................     0.50      0.50         0.70      0.70
                                                        --------    -------    --------    -------
Less Distributions:
  Dividends from net investment income.................    (0.30)    (0.30)       (0.51)    (0.51)
                                                        --------    -------    --------    -------
Net Asset Value, End of Period......................... $  10.39    $10.39     $  10.19    $10.19
                                                        ========    =======    ========    =======
Total Return**.........................................     5.02%     5.02%        7.26%     7.26%
Ratios/Supyplemental Data:
  Net Assets, End of Period (in thousands)............. $130,365        $6     $129,317        $6
  Ratios of Net Expenses to Average Net Assets+........     0.75%     0.75%        0.75%     0.75%
  Ratios of Expenses Before Effect of Waivers+.........     0.75%     1.25%        0.77%     1.27%
  Ratios of Net Investment Income to Average Net
    Assets+ ...........................................     5.89%     5.89%        6.10%     6.10%
  Portfolio Turnover Rate..............................    71.77%    71.77%      107.54%   107.54%
---------------
 * Fund commenced operations on August 26, 1994.
** Total return not annualized.
 + Annualized.

FUNDS IV TRUST
Financial Highlights (unaudited) (continued)
For a share of beneficial interest outstanding throughout each period

                                                                     THE BOND INCOME FUND
                                                           ----------------------------------------
                                                            SIX MONTHS ENDED        PERIOD ENDED
                                                           DECEMBER 31, 1995       JUNE 30, 1995*
                                                           ------------------    ------------------
                                                           SERVICE    PREMIUM    SERVICE    PREMIUM
                                                            CLASS      CLASS      CLASS      CLASS
                                                           -------    -------    -------    -------
Net Asset Value, Beginning of Period....................   $ 10.35    $10.35     $ 10.00    $10.00
                                                           -------    -------    -------    -------
Income from Investment Operations:
  Net investment income.................................      0.29      0.29        0.52      0.52
  Net realized and unrealized gain on securities........      0.40      0.40        0.35      0.35
                                                           -------    -------    -------    -------
  Total from Investment Operations......................      0.69      0.69        0.87      0.87
                                                           -------    -------    -------    -------
Less Distributions:
  Dividends from net investment income..................     (0.29)    (0.29)      (0.52)    (0.52)
                                                           -------    -------    -------    -------
Net Asset Value, End of Period..........................   $ 10.75    $10.75     $ 10.35    $10.35
                                                           =======    =======    =======    =======
Total Return**..........................................      6.80%     6.80%       9.05%     9.05%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)..............   $29,760        $6     $12,977        $6
  Ratios of Net Expenses to Average Net Assets+.........      0.91%     0.91%       0.96%     0.96%
  Ratios of Expenses Before Effect of Waivers+..........      1.00%     1.50%       1.11%     1.61%
  Ratios of Net Investment Income to Average Net
    Assets+ ............................................      5.51%     5.51%       6.21%     6.21%
  Portfolio Turnover Rate...............................     76.67%    76.67%     149.36%   149.36%
---------------
 * Fund commenced operations on August 26, 1994.
** Total return not annualized.
 + Annualized.

FUNDS IV TRUST
Financial Highlights (unaudited) (continued)
For a share of beneficial interest outstanding throughout each period

                                                                THE STOCK APPRECIATION FUND
                                                         ------------------------------------------
                                                          SIX MONTHS ENDED         PERIOD ENDED
                                                          DECEMBER 31, 1995       JUNE 30, 1995*
                                                         -------------------    -------------------
                                                         SERVICE     PREMIUM    SERVICE     PREMIUM
                                                          CLASS       CLASS      CLASS       CLASS
                                                         --------    -------    --------    -------
Net Asset Value, Beginning of Period..................   $  11.05    $11.05     $  10.00    $10.00
                                                         --------    -------    --------    -------
Income from Investment Operations:
  Net investment income...............................       0.07      0.07         0.16      0.16
  Net realized and unrealized gain on securities......       1.27      1.27         1.05      1.05
                                                         --------    -------    --------    -------
  Total from Investment Operations....................       1.34      1.34         1.21      1.21
                                                         --------    -------    --------    -------
Less Distributions From:
  Net investment income...............................      (0.07)    (0.07)       (0.16)    (0.16)
  Net realized capital gains..........................      (0.06)    (0.16)          --        --
                                                         --------    -------    --------    -------
  Total Distributions.................................      (0.13)    (0.13)       (0.16)    (0.16)
                                                         --------    -------    --------    -------
Net Asset Value, End of Period........................   $  12.26    $12.26     $  11.05    $11.05
                                                         ========    =======    ========    =======
Total Return**........................................      12.11%    12.11%       12.19%    12.19%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)............   $155,768        $7     $131,239        $6
  Ratios of Net Expenses to Average Net Assets+.......       0.98%     0.98%        1.00%     1.00%
  Ratios of Expenses Before Effect of Waivers+........       0.98%     1.48%        1.02%     1.52%
  Ratios of Net Investment Income to
     Average Net Assets+..............................       1.12%     1.12%        1.89%     1.89%
  Portfolio Turnover Rate.............................      35.63%    35.63%       46.37%    46.37%
---------------
 * Fund commenced operations on August 26, 1994.
** Total return not annualized.
 + Annualized.

FUNDS IV TRUST
Financial Highlights (unaudited) (continued)
For a share of beneficial interest outstanding throughout each period

                                                            THE AGGRESSIVE STOCK APPRECIATION FUND
                                                           ----------------------------------------
                                                            SIX MONTHS ENDED        PERIOD ENDED
                                                           DECEMBER 31, 1995       JUNE 30, 1995*
                                                           ------------------    ------------------
                                                           SERVICE    PREMIUM    SERVICE    PREMIUM
                                                            CLASS      CLASS      CLASS      CLASS
                                                           -------    -------    -------    -------
Net Asset Value, Beginning of Period....................   $ 10.87    $10.87     $ 10.00    $10.00
                                                           -------    -------    -------    -------
Income from Investment Operations:
  Net investment income.................................      0.02      0.02        0.10      0.10
  Net realized and unrealized gain on securities........      0.94      0.94        0.87      0.87
                                                           -------    -------    -------    -------
  Total from Investment Operations......................      0.96      0.96        0.97      0.97
                                                           -------    -------    -------    -------
Less Distributions From:
  Net investment income.................................     (0.02)    (0.02)      (0.10)    (0.10)
  Net realized capital gains............................     (0.14)    (0.14)         --        --
                                                           -------    -------    -------    -------
  Total Distributions...................................     (0.16)    (0.16)      (0.10)    (0.10)
                                                           -------    -------    -------    -------
Net Asset Value, End of Period..........................   $ 11.67    $11.67     $ 10.87    $10.87
                                                           =======    =======    =======    =======
Total Return**..........................................      8.89%     8.89%       9.81%     9.81%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)..............   $55,939        $6     $44,205        $6
  Ratios of Net Expenses to Average Net Assets+.........      1.19%     1.19%       1.23%     1.23%
  Ratios of Expenses Before Effect of Waivers+..........      1.19%     1.69%       1.23%     1.73%
  Ratios of Net Investment Income to
     Average Net Assets+................................      0.25%     0.25%       1.27%     1.27%
  Portfolio Turnover Rate...............................     42.91%    42.91%      72.11%    72.11%
---------------
 * Fund commenced operations on August 26, 1994.
** Total return not annualized.
 + Annualized.

FUNDS IV TRUST
Financial Highlights (unaudited) (continued)
For a share of beneficial interest outstanding throughout each period

                                                              THE VALUE STOCK APPRECIATION FUND
                                                           ----------------------------------------
                                                            SIX MONTHS ENDED        PERIOD ENDED
                                                           DECEMBER 31, 1995       JUNE 30, 1995*
                                                           ------------------    ------------------
                                                           SERVICE    PREMIUM    SERVICE    PREMIUM
                                                            CLASS      CLASS      CLASS      CLASS
                                                           -------    -------    -------    -------
Net Asset Value, Beginning of Period....................   $ 10.93    $10.93     $ 10.00    $10.00
                                                           -------    -------    -------    -------
Income from Investment Operations:
  Net investment income.................................      0.13      0.13        0.10      0.10
  Net realized and unrealized gain on securities........      1.25      1.25        0.93      0.93
                                                           -------    -------    -------    -------
  Total from Investment Operations......................      1.38      1.38        1.03      1.03
                                                           -------    -------    -------    -------
Less Distributions From:
  Net investment income.................................     (0.13)    (0.13)      (0.10)    (0.10)
  Net realized capital gain.............................     (0.17)    (0.17)         --        --
                                                           -------    -------    -------    -------
  Total Distributions...................................     (0.30)    (0.30)      (0.10)    (0.10)
                                                           -------    -------    -------    -------
Net Asset Value, End of Period..........................   $ 12.01    $12.01     $ 10.93    $10.93
                                                           =======    =======    =======    =======
Total Return**..........................................     12.64%    12.64%      10.32%    10.32%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)..............   $26,100        --     $20,690        --
  Ratios of Net Expenses to Average Net Assets+.........      1.15%     1.15%       1.18%     1.18%
  Ratios of Expenses Before Effect of Waivers+..........      1.24%     1.74%       1.33%     1.83%
  Ratios of Net Investment Income to Average Net
    Assets+ ............................................      2.17%     2.17%       2.52%     2.52%
  Portfolio Turnover Rate...............................     19.38%    19.38%      16.74%    16.74%
---------------
  * Fund commenced operations on February 10, 1995.
 ** Total return not annualized.
  + Annualized.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

FUNDS IV TRUST

BOARD OF TRUSTEES

JOHN J. PILEGGI+                   CHAIRMAN OF THE BOARD
                                   Senior Managing Director, Furman Selz LLC

G.L. BEST*                         Vice President of Finance and Administration,
                                   Williams Energy Ventures

TERRY L. CARTER*                   Senior Vice President, QuikTrip Corporation

ARTHUR B. KRAUSE                   Executive Vice President and Chief Financial Officer,
                                   Sprint Corporation

GEORGE MILEUSNIC*                  Chief Financial Officer, The Coleman Company, Inc.

PATRICK J. RYAN*                   Vice Chairman, Oklahoma Gas and Electric Company

                                * Member of Audit and Nominating Committees
                                + Trustee who is an "interested person" of the
                                  Trust, as that term is defined in the
                                  Investment Company Act of 1940.

--------------------------------------------------------------------------------
OFFICERS

JOHN J. PILEGGI                    President

DONALD E. BROSTROM                 Vice President and Treasurer

JOAN V. FIORE                      Secretary

THERESA DONOVAN                    Assistant Secretary

SHERYL HIRSCHFELD                  Assistant Secretary

FUNDS IV

Address for:

TRUST CLIENTS OF BANK IV
------------------------
P.O. Box 1122
Wichita, KS 67201-1122

INVESTMENT ADVISERS
-------------------
BANK IV Kansas, N.A.
100 North Broadway
Wichita, Kansas 67202

AMR Investment Services, Inc.
4333 Amon Carter Blvd., MD 5645
Fort Worth, Texas 76155
(Cash Reserve Money Markey Fund Only)

ADMINISTRATOR
-------------
Furman Selz LLC
230 Park Avenue
New York, New York 10169

DISTRIBUTOR
-----------
FUNDS IV Distributor, Inc.
230 Park Avenue
New York, New York 10169

CUSTODIAN
---------
BANK IV Kansas, N.A.
100 North Broadway
Wichita, Kansas 67202

COUNSEL
-------
Baker & McKenzie
805 Third Avenue
New York, New York 10022

FUNDS IV Distributor, Inc. is not a bank, and shares of FUNDS IV Trust are not deposits or obligations of, or endorsed or guaranteed by, BANK IV Kansas, N.A. or its affiliates, nor are they federally insured by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Shares of the Funds involve investment risk, including possible loss of principal. There is no assurance that the Cash Reserve Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

FF 1295


              FUNDS IV


           FUNDS IV Trust

      A Family of Mutual Funds


         SEMI-ANNUAL REPORT
         December 31, 1995




        Investment Advisers
        BANK IV KANSAS, N.A.
    AMR INVESTMENT SERVICES, INC.
(Cash Reserve Money Market Fund Only)